As filed with the Securities and Exchange Commission on December 29, 2011

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 774-3768

With a copy to:
Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	Stacy L. Fuller K&L Gates LLP 1601 K Street, NW Washington, DC 20006 Telephone: (202) 778-9475
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on February 29, 2012 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus	Columbia Management [logo]

Columbia Concentrated Large Cap Value Strategy Fund (GVT)

Prospectus    March 1, 2012

This Prospectus provides important information about the Columbia Concentrated Large Cap Value Strategy Fund (“ETF”) (formerly Grail American Beacon Large Cap Value ETF) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

Not FDIC Insured        May Lose Value        No Bank Guarantee

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated March 1, 2012 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Columbia Concentrated Large Cap Value Strategy Fund

INVESTMENT OBJECTIVE

Long-term capital appreciation and current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	[	%]
Total Annual Fund Operating Expenses:	[	%]
Expense Reduction/Reimbursement:(2)	[	%]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	[	%]

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF (“Expense Cap”). The Expense Cap will be [ ]% of the ETF’s average net assets until [ ], and [ ]% of the ETF’s average net assets from [ ] until [ ]. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year			Three Years			Five Years			Ten Years
$	[	]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Ordinarily, at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2011, the market capitalizations of the companies in the Russell 1000 Index ranged from $[    ] million to $[    ] billion. The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	a positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The ETF can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The ETF may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The investment manager seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The ETF generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.

*	Russell 1000 Index is a registered trademark of Frank Russell Company.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Focused Portfolio Risk. The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF’s net asset value. To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Value Stock Risk. Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the ETF’s investments in value stocks may limit its downside risk over time, the ETF may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia served as sub-adviser to the ETF from April 30, 2011 until May 20, 2011, and has been the ETF’s investment manager since May 20, 2011.

[bar chart to be created– 2010: +15.83%; 2011: [to come]]

Best Quarter	Worst Quarter
[10.23%]	[-10.91%]
[(9/30/10)]	[(6/30/10)]

Average Annual Total Returns (for the period ended December 31, 2011)	One Year		Since Inception (5/1/09)
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGERS

Neil T. Eigen and Richard S. Rosen are the portfolio managers for the ETF. Mr. Eigen is the head of the Columbia Seligman Value Team at Columbia and has managed the ETF since 2011. Mr. Rosen has managed the ETF since 2011.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFS?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. Unlike interests in mutual funds, Shares have been designed to be tax-efficient. Specifically, their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions. Nevertheless, to the extent redemptions are effectuated for cash, the ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption. Because the ETF is actively managed, it may generate more taxable gains for shareholders than an index-based ETF, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

ETF MANAGEMENT

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Concentrated Large Cap Value Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

PORTFOLIO MANAGERS

Neil T. Eigen and Richard S. Rosen are the portfolio managers responsible for the day-to-day management of the ETF.

Neil T. Eigen, Portfolio Manager

•	Managed the ETF since May 2011.

•

Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in November 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

•

Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Richard S. Rosen, Portfolio Manager

•	Managed the ETF since May 2011.

•	Prior to the investment manager’s acquisition of Seligman in November 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the ETF, although Mr. Eigen typically makes the final decision with respect to investments made by the ETF.

The ETF’s Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the ETF, and their compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal years and periods through 2010.

BUYING AND SELLING ETF SHARES

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2011, was $[            ].

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: GVT

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of

Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors. The Exchange or another market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Creation Basket). The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

Cash Component. In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. To the extent a purchaser is not owed a Balancing Amount larger than the Creation Transaction Fee, described below, the purchaser also must pay a Creation Transaction Fee, in cash. The Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher Creation Transaction Fee (discussed below). A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units. The ETF may impose a “Creation Transaction Fee” on each purchase of Creation Units. The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of Creation Units purchased, is $500.

A charge of up to four (4) times the Creation Transaction Fee noted above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving nonconforming In-Kind Creation Baskets or cash. Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a basket of securities (known as the In- Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket. Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. The ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units. The ETF imposes a “Redemption Transaction Fee” on each redemption of Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see page [XX]). The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The

Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. The ETF typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions by the ETF generally are taxable to you as ordinary income or capital gains. Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year. Distributions by the ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2012 and, without Congressional action, will be taxable as ordinary income thereafter. In order for a distribution by the ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and other requirements and you must meet similar requirements with respect to the ETF’s Shares.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to the ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

PREMIUM/DISCOUNT INFORMATION

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2011 calendar year. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts

NAV vs Bid/Ask Midpoint

[premium/discount table to be generated]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2011, the information has been derived from the ETF’s financial statements, which have been audited by PricewaterhouseCoopers LLP, the ETF’s independent registered public accounting firm. For the fiscal year ended October 31, 2010 and the period May 1, 2009 (commencement of offering of shares) through October 31, 2009, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

[to be updated]

	For the Year Ended October 31, 2010	For the Period May 1, 2009(1) through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.33	$25.00

Net investment income (loss)(2)	0.46	0.22
Net realized and unrealized gain on investments	4.26	5.11

Total gain from investment operations	4.72	5.33

Less Distributions from:
Net investment income	(0.94)	—
Net realized gains	(0.73)	—

Total distribution to shareholders	(1.67)	—

Net asset value, end of period	$33.38	$30.33

Total Return at NAV(3)	15.99%	21.32%
Total Return at Market(3)	16.30%	21.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,670	$3,034
Ratios to average net assets:
Expenses, net of expense waivers(4)	0.79%	0.79%
Expenses, prior to expense waivers(4)	8.43%	12.10%
Net investment income, net of waivers(4)	1.44%	1.62%
Portfolio turnover rate(5)	16.47%	18.41%

(1)	Commencement of offering of shares.
(2)	Based on average shares outstanding.
(3)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.
(4)	Annualized.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated March 1, 2012, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call: 800.774.3768

Write: Columbia Concentrated Large Cap Value Strategy Fund

            225 Franklin Street

            Boston, Massachusetts 02110

Visit: columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811- 22154.

Prospectus	Columbia Management [logo]

Columbia Growth Equity Strategy Fund (RPX)

Prospectus      March 1, 2012

This Prospectus provides important information about the Columbia Growth Equity Strategy Fund (“ETF”) (formerly RP Growth ETF) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

Not FDIC Insured         May Lose Value         No Bank Guarantee

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated March 1, 2012 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Columbia Growth Equity Strategy Fund

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	[	%]
Total Annual Fund Operating Expenses:	[	%]
Expense Reduction/Reimbursement:(2)	[	%]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	[	%]

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF (“Expense Cap”). The Expense Cap will be [ ]% of the ETF’s average net assets until [ ], and [ ]% of the ETF’s average net assets from [ ] until [ ]. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:			Five Years:			Ten Years:
$[ ]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the investment manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $[            ] billion and $[            ] billion as of December 31, 2011). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The investment manager may sell a security when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF’s investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The ETF may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the ETF’s return.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance. When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small-Cap and Mid-Cap Company Risk. Investments in small-cap and mid-cap companies may subject the ETF to additional risks. Analysts may follow such companies less actively and, therefore, information about them may be less available. The securities of such companies may be more thinly traded and less liquid than larger companies. Also, such companies may be more susceptible to economic and market setbacks. For these and other reasons, the prices of the securities of small-cap and mid-cap companies may be more volatile than those of larger companies.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

[bar chart to be created– 2010: +13.76%, 2011: [to come]]

Best Quarter	Worst Quarter
[12.70%]	[-11.46%]
[(9/30/10)]	[(6/30/10)]

Average Annual Total Returns (for the period ended December 31, 2011)	One Year		Since Inception (10/2/09)
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGERS

John T. Wilson, CFA, Peter R. Deininger, CFA, Colin Moore and Fred Copper are the portfolio managers for the ETF and have managed the ETF since 2011. Mr. Moore also serves as Chief Investment Officer at Columbia.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. Unlike interests in mutual funds, Shares have been designed to be tax-efficient. Specifically, their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions. Nevertheless, to the extent redemptions are effectuated for cash, the ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption. Because the ETF is actively managed, it may generate more taxable gains for shareholders than an index-based ETF, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

ETF MANAGEMENT

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

PORTFOLIO MANAGERS

John T. Wilson, CFA, Peter R. Deininger, CFA, Colin Moore and Fred Copper are the portfolio managers responsible for the day-to-day management of the ETF.

John T. Wilson, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•

Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

•	Began investment career in 1985.

•	BA, economics, Trinity College; MBA, Duke University

Peter Deininger, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2002.

•	Began investment career in 1994.

•	BA, Dartmouth College; MBA, University of Chicago.

Colin Moore, Portfolio Manager

•	Managed the ETF since May 2011.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School – Investment Management Program.

Fred Copper, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005.

•	Began investment career in 1990.

•	BS, Boston College; MBA, University of Chicago.

The ETF’s Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the ETF, and their compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April  30, 2011.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal years and periods through 2010.

BUYING AND SELLING ETF SHARES

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2011, was $[            ].

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: RPX.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

The Exchange or another market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Creation Basket). The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

Cash Component. In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. To the extent a purchaser is not owed a Balancing Amount larger than the Creation Transaction Fee, described below, the purchaser also must pay a Creation Transaction Fee, in cash. The Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher Creation Transaction Fee (discussed below). A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units. The ETF may impose a “Creation Transaction Fee” on each purchase of Creation Units. The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of Creation Units purchased, is $500.

A charge of up to four (4) times the Creation Transaction Fee noted above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving nonconforming In-Kind Creation Baskets or cash. Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a basket of securities (known as the In- Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket. Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. The ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units. The ETF imposes a “Redemption Transaction Fee” on each redemption of Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see page [XX]). The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. The ETF typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions by the ETF generally are taxable to you as ordinary income or capital gains. Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year. Distributions by the ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2012 and, without Congressional action, will be taxable as ordinary income thereafter. In order for a distribution by the ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and other requirements and you must meet similar requirements with respect to the ETF’s Shares.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to the ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

PREMIUM/DISCOUNT INFORMATION

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2011 calendar year. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts

NAV vs Bid/Ask Midpoint

[premium/discount table to be generated]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2011, the information has been derived from the ETF’s financial statements, which have been audited by PricewaterhouseCoopers LLP, the ETF’s independent registered public accounting firm. For the fiscal year ended October 31, 2010 and the period October 2, 2009 (commencement of offering of shares) through October 31, 2009, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

[to be updated]

	For the Year Ended October 31, 2010	For the Period October 2, 2009(1) through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$25.12	$25.00

Net investment income (loss)(2)	(0.05)	— (3)
Net realized and unrealized gain on investments	4.64	0.12

Total gain from investment operations	4.59	0.12

Less Distributions from:
Net investment income	(0.06)	—
Net realized gains	(0.09)	—

Total distribution to shareholders	(0.15)	—

Net asset value, end of period	$29.56	$25.12

Total Return at NAV(4)	18.29%	0.48%
Total Return at Market(4)	18.24%	0.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,434	$2,513
Ratios to average net assets:
Expenses, net of expense waivers(5)	0.89%	0.89%
Expenses, prior to expense waivers(5)	4.52%	17.21%
Net investment income, net of waivers(5)	(0.18)%	(0.10)%
Portfolio turnover(6)	45.47%	10.93%

(1)	Commencement of offering of shares.
(2)	Based on average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated March 1, 2012, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call: 800.774.3768

Write: Columbia Growth Equity Strategy Fund

            225 Franklin Street

            Boston, Massachusetts 02110

Visit: columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

Prospectus	Columbia Management [logo]

Columbia Large-Cap Growth Equity Strategy Fund (RWG)

Prospectus     March 1, 2012

This Prospectus provides important information about the Columbia Large-Cap Growth Equity Strategy Fund (“ETF”) (formerly RP Focused Large Cap Growth ETF) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

Not FDIC Insured         May Lose Value         No Bank Guarantee

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated March 1, 2012 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Columbia Large-Cap Growth Equity Strategy Fund

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	[	]%
Total Annual Fund Operating Expenses:	[	]%
Expense Reduction/Reimbursement:(2)	[	]%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	[	]%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF (“Expense Cap”). The Expense Cap will be [ ]% of the ETF’s average net assets until [ ], and [ ]% of the ETF’s average net assets from [ ] until [ ]. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:			Five Years:			Ten Years:
$[ ]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Columbia Large-Cap Growth Equity Strategy Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the investment manager believes have above-average growth prospects. The ETF invests its net assets in common stocks of U.S. companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The ETF is non-diversified and expects to invest in a limited number of companies. The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation. The ETF may from time to time emphasize one or more economic sectors in selecting its investments.

The investment manager may sell a security when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Financial Services Stock Risk. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Profitability can fluctuate significantly when interest rates change. The stocks may also be vulnerable to inflation. Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance. When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, pricing pressures and other competitive factors that can materially reduce profitability with respect to such products. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the ETF invests a significant portion of its net assets in the equity securities of health care companies, the ETF’s net asset value may be more volatile than an ETF or fund that is invested in a more diverse range of market sectors.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Non-Diversification Risk. The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF’s NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Sector Risk. Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the ETF invests a significant portion of its net assets in the equity securities of technology companies, the ETF’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

[bar chart to be created– 2010: +14.68%; 2011: [to come]]

Best Quarter	Worst Quarter
[12.56% ]	[-11.79%]
[(9/30/10)]	[(6/30/10)]

Average Annual Total Returns (for the period ended December 31, 2011)	One Year		Since Inception (10/2/09)
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGERS

Thomas Galvin, Richard A. Carter, Todd D. Herget, Colin Moore and Fred Copper are the portfolio managers for the ETF and have managed the ETF since 2011. Mr. Moore also serves as Chief Investment Officer at Columbia.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFS?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. Unlike interests in mutual funds, Shares have been designed to be tax-efficient. Specifically, their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions. Nevertheless, to the extent redemptions are effectuated for cash, the ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption. Because the ETF is actively managed, it may generate more taxable gains for shareholders than an index-based ETF, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

ETF MANAGEMENT

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment

Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Large-Cap Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

PORTFOLIO MANAGERS

Thomas Galvin, Richard A. Carter, Todd D. Herget, Colin Moore and Fred Copper are the portfolio managers responsible for the day-to-day management of the ETF.

Thomas M. Galvin, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•

Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007. He was President and Chief Investment Officer of the growth and equity group with U.S. Trust from 2003 to 2007.

•	Began investment career in 1983.

•	BS, Georgetown University; MBA, New York University.

Richard A. Carter, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003.

•	Began investment career in 1993.

•	BA, Connecticut College.

Todd D. Herget, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998.

•	Began investment career in 1998.

•	BS, Brigham Young University; MBA, University of Notre Dame.

Colin Moore, Portfolio Manager

•	Managed the ETF since May 2011.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School – Investment Management Program.

Fred Copper, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005.

•	Began investment career in 1990.

•	BS, Boston College; MBA, University of Chicago.

The ETF’s Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the ETF, and their compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal years and periods through 2010.

BUYING AND SELLING ETF SHARES

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2011, was $[            ].

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: RWG.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

The Exchange or another market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Creation Basket). The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

Cash Component. In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. To the extent a purchaser is not owed a Balancing Amount larger than the Creation Transaction Fee, described below, the purchaser also must pay a Creation Transaction Fee, in cash. The Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher Creation Transaction Fee (discussed below). A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units. The ETF may impose a “Creation Transaction Fee” on each purchase of Creation Units. The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of Creation Units purchased, is $500.

A charge of up to four (4) times the Creation Transaction Fee noted above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving nonconforming In-Kind Creation Baskets or cash. Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a basket of securities (known as the In- Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket. Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. The ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units. The ETF imposes a “Redemption Transaction Fee” on each redemption of Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see page [XX]). The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. The ETF typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions by the ETF generally are taxable to you as ordinary income or capital gains. Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year. Distributions by the ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2012 and, without Congressional action, will be taxable as ordinary income thereafter. In order for a distribution by the ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and other requirements and you must meet similar requirements with respect to the ETF’s Shares.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to the ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

PREMIUM/DISCOUNT INFORMATION

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2011 calendar year. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts

NAV vs Bid/Ask Midpoint

[premium/discount table to be generated]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2011, the information has been derived from the ETF’s financial statements, which have been audited by PricewaterhouseCoopers LLP, the ETF’s independent registered public accounting firm. For the fiscal year ended October 31, 2010 and the period October 2, 2009 (commencement of offering of shares) through October 31, 2009, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

[to be updated]

	For the Year Ended October 31, 2010	For the Period October 2, 2009(1) through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$25.09	$25.00

Net investment income (loss)(2)	(0.06)	— (3)
Net realized and unrealized gain on investments	4.73	0.09

Total gain from investment operations	4.67	0.09

Less Distributions from:
Net investment income	(0.04)	—
Net realized gains	(0.10)	—

Total distribution to shareholders	(0.14)	—

Net asset value, end of period	$29.62	$25.09

Total Return at NAV(4)	18.64%	0.36%
Total Return at Market(4)	18.31%	0.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$8,887	$2,509
Ratios to average net assets:
Expenses, net of expense waivers(5)	0.89%	0.89%
Expenses, prior to expense waivers(5)	3.57%	17.36%
Net investment income, net of waivers(5)	(0.22)%	(0.08)%
Portfolio turnover(6)	51.37%	5.67%

(1)	Commencement of offering of shares.
(2)	Based on average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated March 1, 2012, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call: 800.774.3768

Write: Columbia Large-Cap Growth Equity Strategy Fund

225 Franklin Street

Boston, Massachusetts 02110

Visit: columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

Prospectus	Columbia Management [logo]

Columbia Core Bond Strategy Fund (GMTB)

Prospectus     March 1, 2012

This Prospectus provides important information about the Columbia Core Bond Strategy Fund (“ETF”) (formerly Grail McDonnell Core Taxable Bond ETF) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

Not FDIC Insured         May Lose Value         No Bank Guarantee

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated March 1, 2012 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Columbia Core Bond Strategy Fund

INVESTMENT OBJECTIVE

High level of current income and higher risk-adjusted returns relative to its benchmark.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.50%
Distribution and/or service (12b-1) fees: (1)	0.00%
Other Expenses:	[	]%
Total Annual Fund Operating Expenses:	[	]%
Expense Reduction/Reimbursement:(2)	[	]%
Total Annual Fund Operating Expenses after Expense Reduction/Reimbursement:	[	]%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF (“Expense Cap”). The Expense Cap will be [ ]% of the ETF’s average net assets until [ ], and [ ]% of the ETF’s average net assets from [ ] until [ ]. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year			Three Years			Five Years			Ten Years
$	[	]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds. The ETF’s dollar-weighted average maturity and effective duration will vary over time depending on the investment manager’s expectations for market and economic conditions. Effective duration is a measure of the underlying portfolio’s price sensitivity to changes in interest rates and the approximate impact those changes have on the expected cash flows of the underlying bonds.

The investment manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The investment manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The investment manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The investment manager may sell a security if the investment manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the investment manager to be of comparable quality.

The ETF may invest without limit in securities issued by the U.S. Government, its agencies and instrumentalities, up to 90% of its assets in mortgage-backed and other asset-backed securities, and up to 80% of its assets in corporate bonds. In addition, the ETF may invest up to 30% of its assets in municipal securities. The ETF may only invest in U.S. dollar-denominated securities. It may also invest in securities of other investment companies, including other ETFs and money market funds.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETF’s investment objective and may only be used to manage risk and not to enhance leverage.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its obligations, including making timely payment of interest and principal. Although a downgrade of a bond’s credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The investment manager does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the investment manager determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the investment manager may not accurately evaluate the security’s comparative credit rating.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Dollar Rolls Risk. Dollar rolls are transactions in which the ETF sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the ETF is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the ETF’s portfolio turnover rate. If the ETF reinvests the proceeds of the security sold, the ETF will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.

The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF’s investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general market, regulatory, political and economic conditions, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may repay their mortgages sooner than expected. This can reduce the ETF’s returns because the ETF may have to reinvest that money at the lower prevailing interest rates. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time, which can cause the market value of the security to fall because the market may view the interest rate as too low for a longer-term investment. The ETF’s investments in other asset-backed securities are subject to similar risks and additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF’s investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

There is no guarantee that all of the ETF’s income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF’s NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF’s net investment income.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have low credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

[bar chart to be created–2011: [to come]]

Best Quarter	Worst Quarter
[ %]	[ %]
[( )]	[( )]

Average Annual Total Returns (for the period ended December 31, 2011)	One Year		Since Inception (1/29/10)
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGER

Orhan Imer is the portfolio manager for the ETF. He has managed the ETF since August 2011.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFS?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to an actively managed portfolio of fixed income securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then only for cash and/or an in-kind basket of securities.

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. The design of the Shares may provide for greater tax efficiency than mutual fund shares. Specifically, to the extent the ETF redeems Shares in-kind, ETF shareholders may be protected from certain adverse tax consequences associated with mutual fund shares, due to the mutual fund’s need to sell portfolio securities to obtain cash to meet such redemptions and, as necessary, recognize taxable gains in connection with such sales. By contrast, to the extent the ETF redeems Shares in-kind, as opposed to cash, the ETF’s in-kind redemption mechanism would reduce, relative to a mutual fund, taxable gains resulting from redemptions. However, the ETF cannot predict to what extent, if any, it will redeem Shares in-kind rather than cash, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’s PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

ETF MANAGEMENT

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Core Bond Strategy Fund	$0-$500	0.500%
	$500-$1,000	0.495%
	$1,000-$2,000	0.480%
	$2,000-$3,000	0.460%
	$3,000-$6,000	0.450%
	$6,000-$7,500	0.430%
	$7,500-$9,000	0.415%
	$9,000-$10,000	0.410%
	$10,000-$12,000	0.400%
	$12,000-$20,000	0.390%
	$20,000-$24,000	0.380%
	$24,000-$50,000	0.360%
	>$50,000	0.340%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

PORTFOLIO MANAGER

Orhan Imer is the portfolio manager responsible for the day-to-day management of the ETF.

Orhan Imer, Ph.D, CFA, Portfolio Manager

•	Managed the ETF since August 2011.

•	Portfolio Manager for the investment manager.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined a predecessor firm of Columbia Management Group in 2009.

•

From 2007 to 2009, Dr. Imer was a senior quantitative strategist for the Investment Strategies Group at Bank of America/Merrill Lynch. Prior to joining Bank of America, Dr. Imer was a senior financial engineer at Algorithmics Inc. and a researcher at General Electric’s Global Research Center.

•	Began his investment career in 2005.

•	Ph.D., University of Illinois at Urbana-Champaign.

The ETF’s Statement of Additional Information provides additional information about the portfolio manager, including other accounts he manages, his ownership in the ETF, and his compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal period through 2010.

BUYING AND SELLING ETF SHARES

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2011, was $[            ].

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: GMTB.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

A market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

Creation Units may be purchased in exchange for a “Fund Deposit.” A Fund Deposit consists of (i) a basket of securities – known as the In-Kind Creation Basket – and a Balancing Amount, as described below, or (ii) all cash (the “Cash Value”). In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming or “custom” In-Kind Creation Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a “Balancing Amount” equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the “Cash Component.”

Cash Value. In lieu of depositing the In-Kind Creation Basket and Balancing Amount, a Fund Deposit may consist solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Any such purchases will be subject to a variable charge, as explained below. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Deposit of a Cash Value, the Cash Value and Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Fund Deposits of In-Kind Creation Baskets generally must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) and Fund Deposits of Cash Values generally must be received two hours prior (with respect to each, the “Order Cut-Off Time”) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day. On days when the NYSE or the bond markets close earlier than normal (for example, the day before a holiday), the ETF may require purchase orders to be placed earlier in the day.

Transaction Fee on Purchases of Creation Units. The ETF may impose a “Creation Transaction Fee” on purchases of Creation Units to be paid by the purchaser in cash. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

The Creation Transaction Fee applied to purchases of Creation Units of the ETF includes two components – a standard fee and a variable charge:

	Transaction Fees
ETF	Standard Transaction Fee	Variable Charge
Columbia Core Bond Strategy Fund	$500	Up to [3.0]%

With respect to creations involving the in-kind deposit of securities with the ETF through the NSCC’s enhanced clearing process, a flat (or standard) Creation Transaction Fee applies, regardless of the number of Creation Units purchased on a business day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time).

The Creation Transaction Fees imposed in creation transactions of the ETF involving a Cash Value may include a variable charge of up to [3%] of the Cash Value.

Investors who, directly or indirectly, use the services of a broker or other such intermediary to compile the securities in the In-Kind Creation Basket may pay additional fees for these services.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a “Fund Redemption.” A Fund Redemption consists of (i) a basket of securities – known as the In-Kind Redemption Basket – and Balancing Amount, or (ii) a Cash Value, in all instances equal to the value of a Creation Unit.

In-Kind Redemption Basket. If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted may be assumed to be the In-Kind Redemption Basket, too. The ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Redemption Basket, a redeeming investor will receive from, or pay to, the ETF a Balancing Amount in cash, depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Cash Value. In lieu of the In-Kind Redemption Basket and a Balancing Amount, Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions will be subject to a variable charge, as explained above. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Redemption consisting of a Cash Value, the Cash Value and Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the Order Cut-Off Time on that date, unless the NYSE or the bond markets close early that day in which case the ETF may require redemption orders to be received earlier in the day, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemptions of Creation Units. The ETF may impose a Redemption Transaction Fee on redemptions of Creation Units to be paid by the redeeming investor in cash. The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC is the same as that applied to creations. (See Transaction Fee on Purchases of Creation Units, page [XX]).

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, however, U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that an early closing time is announced.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country;

(3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income to shareholders monthly. The ETF distributes its net capital gains, if any, to shareholders annually. The ETF typically earns income dividends from its investments. These amounts, net of expenses, are passed along to ETF shareholders as “income dividend distributions.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gains distributions.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income plus net short-term capital gains in excess of net long-term capital losses) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

In general, non-exempt distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. All or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

PREMIUM/DISCOUNT INFORMATION

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2011 calendar year. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts

NAV vs Bid/Ask Midpoint

[premium/discount table to be generated]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2011, the information has been derived from the ETF’s financial statements, which have been audited by PricewaterhouseCoopers LLP, the ETF’s independent registered public accounting firm. For the period January 29, 2010 (commencement of offering of shares) through October 31, 2010, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

[to be updated]

For the Period January 29, 2010[1] Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$50.00

Net investment income (loss)(2)	1.39
Net realized and unrealized gain on investments	2.37

Total gain from investment operations	3.76

Less Distributions from:
Net investment income	(1.24)
Net realized gains	—

Total distribution to shareholders	(1.24)

Net asset value, end of period	$52.52

Total Return at NAV(3)	7.62%
Total Return at Market(3)	6.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,626
Ratios to average net assets:
Expenses, net of expense waivers(4)	0.35%
Expenses, prior to expense waivers(4)	6.35%
Net investment income, net of waivers(4)	3.60%
Portfolio turnover(5)	122.64%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]

Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated March 1, 2012, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call: 800.774.3768

Write: Columbia Core Bond Strategy Fund

225 Franklin Street

Boston, Massachusetts 02110

Visit: columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

Prospectus	Columbia Management [logo]

Columbia Intermediate Municipal Bond Strategy Fund (GMMB)

Prospectus     March 1, 2012

This Prospectus provides important information about the Columbia Intermediate Municipal Bond Strategy Fund (“ETF”) (formerly Grail McDonnell Intermediate Municipal Bond ETF) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

Not FDIC Insured         May Lose Value         No Bank Guarantee

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated March 1, 2012 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Columbia Intermediate Municipal Bond Strategy Fund

INVESTMENT OBJECTIVE

High level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.48%
Distribution and/or service (12b-1) fees: (1)	0.00%
Other Expenses:	[	]%
Total Annual Fund Operating Expenses:	[	]%
Expense Reduction/Reimbursement:(2)	[	]%
Total Annual Fund Operating Expenses after Expense Reduction/Reimbursement:	[	]%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF (“Expense Cap”). The Expense Cap will be [ ]% of the ETF’s average net assets until [ ], and [ ]% of the ETF’s average net assets from [ ] until [ ]. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years			Five Years			Ten Years
$[ ]	$	[	]	$	[	]	$	[	]

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes, although interest paid on municipal securities may be subject to the alternative minimum tax. The ETF’s investments generally include municipal securities with a full range of maturities and broad issuer and geographic diversification. While the ETF may invest in securities of any maturity, under normal circumstances, the dollar-weighted average maturity of the portfolio is expected to range from three to ten years.

The investment manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The investment manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The investment manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The investment manager may sell a security if the investment manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF considers pre-refunded bonds or escrowed to maturity municipal securities, regardless of rating, to be investment grade securities.

The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the investment manager to be of comparable quality. The ETF may also invest in debt securities with interest payments exempt from federal income issued by mutual funds that invest in such securities.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETF’s investment objective and may only be used to manage risk and not to enhance leverage.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Changing Distribution Levels Risk. The amount of the distributions paid by the ETF generally depends on the amount of interest and/or dividends received by the ETF on the securities it holds. The ETF may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the ETF receives from its investments decline.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its obligations, including making timely payment of interest and principal. Although a downgrade of a bond’s credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The investment manager does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the investment manager determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the investment manager may not accurately evaluate the security’s comparative credit rating.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.

The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF’s investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general market, regulatory, political and economic conditions, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF’s investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

There is no guarantee that all of the ETF’s income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF’s NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF’s net investment income.

Reinvestment Risk. Income from the ETF’s debt securities portfolio will decline if and when the ETF invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the ETF’s portfolio.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

[bar chart to be created–2011: [to come]]

Best Quarter	Worst Quarter
[ % ]	[	%]
[( )]	[	( )]

Average Annual Total Returns (for the period ended December 31, 2011)	One Year		Since Inception (1/29/10)
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Barclays Capital 3 to 15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGER

Brian McGreevy is the portfolio manager for the ETF and has managed the ETF since 2011.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are generally not subject to federal income tax. However, the ETF may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The ETF’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes. In addition, a portion of the ETF’s distributions may be subject to the federal alternative minimum tax.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFS?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to an actively managed portfolio of fixed income securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then only for cash and/or an in-kind basket of securities.

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. The design of the Shares may provide for greater tax efficiency than mutual fund shares. Specifically, to the extent the ETF redeems Shares in-kind, ETF shareholders may be protected from certain adverse tax consequences associated with mutual fund shares, due to the mutual fund’s need to sell portfolio securities to obtain cash to meet such redemptions and, as necessary, recognize taxable gains in connection with such sales. By contrast, to the extent the ETF redeems Shares in-kind, as opposed to cash, the ETF’s in-kind redemption mechanism would reduce, relative to a mutual fund, taxable gains resulting from redemptions. However, the ETF cannot predict to what extent, if any, it will redeem Shares in-kind rather than cash, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’s PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

ETF MANAGEMENT

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Intermediate Municipal Bond Strategy Fund	$0-$500	0.480%
	$500-$1,000	0.475%
	$1,000-$2,000	0.445%
	$2,000-$3,000	0.420%
	$3,000-$6,000	0.385%
	$6,000-$9,000	0.360%
	$9,000-$10,000	0.350%
	$10,000-$12,000	0.340%
	$12,000-$15,000	0.330%
	$15,000-$24,000	0.320%
	$24,000-$50,000	0.300%
	>$50,000	0.290%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

PORTFOLIO MANAGER

Brian McGreevy is the portfolio manager responsible for the day-to-day management of the ETF.

Brian M. McGreevy, Portfolio Manager

•	Managed the ETF since May 2011.

•	Director and Senior Portfolio Manager for the investment manager.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Fleet Investment Advisors, a predecessor firm of Columbia Management Group, in 1994.

•	Began investment career in 1982.

•	BS, University of Massachusetts at Dartmouth; MLA, Harvard University Extension School.

The ETF’s Statement of Additional Information provides additional information about the portfolio manager, including other accounts he manages, his ownership in the ETF, and his compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal period through 2010.

BUYING AND SELLING ETF SHARES

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2011, was $[            ].

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: GMMB.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

A market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

Creation Units may be purchased in exchange for a “Fund Deposit.” A Fund Deposit consists of (i) a basket of securities – known as the In-Kind Creation Basket – and a Balancing Amount, as described below, or (ii) all cash (the “Cash Value”). In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming or “custom” In-Kind Creation Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a “Balancing Amount” equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the “Cash Component.”

Cash Value. In lieu of depositing the In-Kind Creation Basket and Balancing Amount, a Fund Deposit may consist solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Any such purchases will be subject to a variable charge, as explained below. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Deposit of a Cash Value, the Cash Value and Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process for Fund Deposits of In-Kind Creation Baskets of the ETF may be charged a higher Creation Transaction Fee (discussed below). Fund Deposits of In-Kind Creation Baskets generally must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) and Fund Deposits of Cash Values generally must be received two hours prior (with respect to each, the “Order Cut-Off Time”) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day. On days when the NYSE or the bond markets close earlier than normal (for example, the day before a holiday), the ETF may require purchase orders to be placed earlier in the day.

Transaction Fee on Purchases of Creation Units. The ETF may impose a “Creation Transaction Fee” on purchases of Creation Units to be paid by the purchaser in cash. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

The Creation Transaction Fee applied to purchases of Creation Units of the ETF includes two components – a standard fee and a variable charge:

	Transaction Fees
ETF	Standard Transaction Fee		Variable Charge
Columbia Intermediate Municipal Bond Strategy Fund	$500	*	Up to [3.0]%

*	The Creation Transaction Fee may be higher for transactions outside NSCC’s enhanced clearing process.

With respect to creations involving the in-kind deposit of securities with the ETF through the NSCC’s enhanced clearing process, a flat (or standard) Creation Transaction Fee applies, regardless of the number of Creation Units purchased on a business day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). With respect to creations involving the in-kind deposit of securities with the ETF “outside” the NSCC’s enhanced clearing process, a higher standard Creation Transaction Fee may be imposed on each Creation Unit purchase of the ETF.

The Creation Transaction Fees imposed in creation transactions of the ETF involving a Cash Value may include a variable charge of up to [3%] of the Cash Value.

Investors who, directly or indirectly, use the services of a broker or other such intermediary to compile the securities in the In-Kind Creation Basket may pay additional fees for these services.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a “Fund Redemption.” A Fund Redemption consists of (i) a basket of securities – known as the In-Kind Redemption Basket – and Balancing Amount, or (ii) a Cash Value, in all instances equal to the value of a Creation Unit.

In-Kind Redemption Basket. If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted may be assumed to be the In-Kind Redemption Basket, too. The ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Redemption Basket, a redeeming investor will receive from, or pay to, the ETF a Balancing Amount in cash, depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Cash Value. In lieu of the In-Kind Redemption Basket and a Balancing Amount, Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions will be subject to a variable charge, as explained above. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Redemption consisting of a Cash Value, the Cash Value and Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the Order Cut-Off Time on that date, unless the NYSE or the bond markets close early that day in which case the ETF may require redemption orders to be received earlier in the day, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemptions of Creation Units. The ETF may impose a Redemption Transaction Fee on redemptions of Creation Units to be paid by the redeeming investor in cash. The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC is the same as that applied to creations. (See Transaction Fee on Purchases of Creation Units, page [XX]).

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

DISTRIBUTION AND SERVICE PLAN

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, however, U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that an early closing time is announced.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income to shareholders monthly. The ETF distributes its net capital gains, if any, to shareholders annually. The ETF typically earns income dividends from its investments. These amounts, net of expenses, are passed along to ETF shareholders as “income dividend distributions.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gains distributions.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income plus net short-term capital gains in excess of net long-term capital losses) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Dividends paid by the ETF that are properly designated as exempt-interest dividends will not be subject to federal income tax. The ETF intends to invest its assets in a manner such that a significant portion of its dividend distributions to shareholders will generally be exempt from federal income taxes (although interest paid on municipal securities may be subject to the alternative minimum tax in the hands of corporate shareholders). Depending on your state of residence, exempt-interest dividends from interest earned on municipal securities of your state of residence or its political subdivisions may be exempt from income tax in that state, but income from municipal securities of other states generally will not qualify for tax-free treatment.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

If you lend your Shares pursuant to securities lending or similar arrangements, you may lose the ability to treat the ETF dividends (paid while the Shares are held by the borrower) as tax-exempt income. Also, interest on indebtedness incurred by a shareholder to purchase or carry Shares of the ETF will not be deductible for federal income tax purposes. You should consult your financial intermediary or tax adviser before entering into such arrangements.

Exempt-interest dividends from the ETF are taken into account in determining the taxable portion of any Social Security or railroad retirement benefit that you receive.

In general, non-exempt distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, any capital loss arising from the sale or disposition of Shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such Shares. All or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

PREMIUM/DISCOUNT INFORMATION

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2011 calendar year. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts

NAV vs Bid/Ask Midpoint

[premium/discount table to be generated]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2011, the information has been derived from the ETF’s financial statements, which have been audited by PricewaterhouseCoopers LLP, the ETF’s independent registered public accounting firm. For the period January 29, 2010 (commencement of offering of shares) through October 31, 2010, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

For the Period January 29, 2010[1] Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$50.00

Net investment income (loss)(2)	1.09
Net realized and unrealized gain on investments	1.66

Total gain from investment operations	2.75

Less Distributions from:
Net investment income	(1.04)
Net realized gains	—

Total distribution to shareholders	(1.04)

Net asset value, end of period	$51.71

Total Return at NAV(3)	5.56%
Total Return at Market(3)	5.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,586
Ratios to average net assets:
Expenses, net of expense waivers(4)	0.35%
Expenses, prior to expense waivers(4)	5.59%
Net investment income, net of waivers(4)	2.84%
Portfolio turnover(5)	92.19%

1	Commencement of operations.
2	Based on average shares outstanding.
3

Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
4	Annualized.
5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated March 1, 2012, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call: 800.774.3768

Write: Columbia Intermediate Municipal Bond Strategy Fund

           225 Franklin Street

           Boston, Massachusetts 02110

Visit: columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

STATEMENT OF ADDITIONAL INFORMATION

COLUMBIA ETF TRUST

Columbia Growth Equity Strategy Fund

(formerly RP Growth ETF)

RPX

Columbia Large-Cap Growth Equity Strategy Fund

(formerly RP Focused Large Cap Growth ETF)

RWG

Columbia Concentrated Large Cap Value Strategy Fund

(formerly Grail American Beacon Large Cap Value ETF)

GVT

Columbia Intermediate Municipal Bond Strategy Fund

(formerly Grail McDonnell Intermediate Municipal Bond ETF)

GMMB

Columbia Core Bond Strategy Fund

(formerly Grail McDonnell Core Taxable Bond ETF)

GMTB

225 FRANKLIN STREET, BOSTON, MA 02110

PHONE: 1-800-774-3768

March 1, 2012

Shares of the ETFs are listed and traded on NYSE Arca, Inc.

This SAI describes certain series of the Columbia ETF Trust. The Trust is an open-end registered management investment company under the Investment Company Act, and is currently comprised of five actively-managed ETFs: Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund, and Columbia Core Bond Strategy Fund. Additional series may be added or launched in the future.

Each ETF is an actively managed exchange-traded fund. Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), serves as the Manager to each ETF. ALPS Distributors, Inc. serves as the Distributor for each ETF.

Shares of the ETFs are neither guaranteed nor insured by the U.S. Government.

This SAI, dated March 1, 2012, is not a prospectus. It should be read in conjunction with the ETFs’ Prospectus, dated March 1, 2012, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling

1-800-774-3768 or visiting www.columbiamanagementetf.com. An annual report for the ETFs for the fiscal year ended October 31, 2011 is available in the same manner.

[TABLE OF CONTENTS]

Appendix A Proxy Voting Policy	A-1

Appendix B Description Of Securities Ratings	B-1

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the ETFs’ Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption), (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Columbia” means Columbia Management Investment Advisers, LLC.

“Creation Unit” means an aggregation of 50,000 Shares that each ETF issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distributor” means ALPS Distributors, Inc.

“DTC” means the Depository Trust Company.

“ETF” means a series of the Trust: Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund, and Columbia Core Bond Strategy Fund.

“Equity ETFs” means, collectively, Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund and Columbia Concentrated Large Cap Value Strategy Fund.

“Exchange” means the NYSE Arca, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Fixed Income ETFs” means, collectively, Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from an ETF.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per-Share value of an ETF’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange or other information providers, known as the Intraday Indicative Value.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of an ETF. The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to an ETF for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“Manager” means Columbia Management Investment Advisers, LLC.

“NAV” means the net asset value of an ETF.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the ETFs’ prospectus, dated March 1, 2012, as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of an ETF.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units. The Transaction Fee is comprised of a flat (or standard) fee and, for the Fixed Income ETFs, a variable fee. For each ETF, the standard Transaction Fee will generally be $500. A charge of up to four times this fixed Transaction Fee may be imposed on the Equity ETFs for, among other things, creations done wholly or partly in cash. For the Columbia Intermediate Municipal Bond Strategy Fund, a higher fee may be imposed in connection with Creation Unit transactions effected outside of the enhanced NSCC clearing process. In addition, for the Fixed Income ETFs, with respect to Creation Unit transactions composed wholly or partially in cash, the Transaction Fee will include a variable charge of up to [3%] of the cash portion of the transaction.

“Trust” means the Columbia ETF Trust, a Delaware statutory trust.

TRUST AND ETFS OVERVIEW

The Trust is a Delaware statutory trust formed on December 7, 2009 and an open-end registered management investment company comprised of five ETFs, which are discussed in this SAI. The Trust was formally named Grail Advisors ETF Trust, and was renamed Columbia ETF Trust as of May 20, 2011. As of the date of this SAI, the Trust has formed additional series, but they have not been opened for investment. Each of the ETFs, with the exception of Columbia Large-Cap Growth Equity Strategy Fund, is a diversified, actively managed exchange-traded fund. Columbia Large-Cap Growth Equity Strategy Fund is a non-diversified, actively-managed exchange-traded fund. Other ETFs may be added to the Trust in the future. The offering of the Shares is registered under the 1933 Act.

Each ETF offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the ETF, together with the deposit of a specified cash payment, or for an all cash payment. Shares of each ETF are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities. Rather, each ETF issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares. In the event of the liquidation of an ETF, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from an ETF and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Unlike index-based ETFs, the ETFs are “actively managed” and do not seek to replicate the performance of a specified index.

EXCHANGE LISTING AND TRADING

Shares of each ETF are listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each ETF will continue to be met. The Exchange may, but is not required to, remove the Shares of an ETF from listing if: (i) following the initial 12-month period beginning at the commencement of trading of an ETF, there are fewer than 50 beneficial owners of the Shares of the ETF for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of an ETF from listing and trading upon termination of an ETF.

The ETFs are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the ETFs to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the ETFs.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the ETFs’ portfolio securities. Under the policy, portfolio holdings of the ETFs, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting and news services, including the website www.columbiamanagementetf.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per-Share value of an ETF’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange, or by other information providers. The IIV is based on the current market value of the ETF’s Fund Deposit. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the ETF at a particular point in time. The IIV should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETFs are not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

Pursuant to the investment policies enumerated in this section, which may be changed with respect to an ETF only by a vote of the holders of a majority of the ETF’s outstanding voting securities, except as noted below, no ETF may:

1. Purchase or sell real estate limited partnership interests, provided, however, that an ETF may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent an ETF from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, an ETF may be deemed an underwriter under federal securities law.

4. Lend any security or make any other loan except: (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of debt securities in accordance with an ETF’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5. Issue any senior security except as otherwise permitted: (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6. Borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including: (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7. Regarding diversification, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of an ETF’s total assets. This diversification limitation does not apply to the Columbia Large-Cap Growth Equity Strategy Fund.

8. Regarding concentration, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the ETFs.

The following non-fundamental investment restrictions apply to each ETF and may be changed with respect to an ETF by a vote of a majority of the Board.

No ETF may:

1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2. Purchase securities on margin or effect short sales, except that an ETF may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of an ETF’s investments will not constitute a violation of such limitation. Thus, an ETF may continue to hold a security even though it causes the ETF to exceed a percentage limitation because of fluctuation in the value of the ETF’s assets, except that any borrowing by an ETF that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.

For purposes of applying the limitation set forth in the concentration policy, the ETFs, with respect to their equity holdings, will generally use the industry classifications provided by the Global Industry Classification System. Also, for the Fixed Income ETFs, for purposes of the concentration restriction, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Fixed Income ETFs’ concentration limitation, by virtue of the exclusion from that test available to all U.S. Government securities. Similarly, municipal bonds issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies and authorities are not subject to the Fixed Income ETFs’ industry concentration restriction.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective and principal strategies of, and risks of investing in, each ETF are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of an ETF may be changed without shareholder approval.

In addition to the investment strategies described in the Prospectus, each Equity ETF may invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two nationally recognized statistical rating organizations (“Rating Organizations”) rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by the Manager and traded publicly on the world market. Obligations rated in the fourth highest rating category are limited to 25% of each ETF’s debt allocations. An Equity ETF, at the discretion of the Manager, may retain a debt security that has been downgraded below the initial investment criteria.

Credit Quality Standards

When investing in fixed income securities, the Fixed Income ETFs maintain the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by a Rating Organization, the Manager will use the highest rating assigned by the Rating Organization to determine a security’s credit rating. Commercial paper must be rated at least “A-1” or equivalent by a Rating Organization. Corporate debt obligations, mortgage-backed and other asset-backed securities and municipal securities bonds must be rated at least “B-”or equivalent by a Rating Organization. For securities that are not rated by a Rating Organization, Columbia’s internal credit rating will apply and be subject to the equivalent rating minimums described here.

Each ETF may also engage in the following investment strategies or techniques (except where indicated otherwise).

Securities Lending

The Equity ETFs may make secured loans of their portfolio securities, however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by an ETF exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with an ETF’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the ETF to the extent required by law. An ETF continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent an ETF engages in securities lending, securities loans will be made to broker-dealers that its sub-adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the ETF bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The ETF also bears the risk that the value of investments made with collateral may decline.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. An ETF has the right to call loans at any time on reasonable notice. However, the ETF bears the risk of delay in the return of the security, impairing the ETF’s ability to vote on such matters. The Manager will retain lending agents on behalf of the ETFs that are compensated based on a percentage of the ETF’s return on its securities lending. An ETF may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

To Be Announced Securities (“TBAs”)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the ETF agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the ETF and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the ETF.

Depository Receipts

The Equity ETFs may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of an ETF’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

Convertible Securities

The Equity ETFs may invest in convertible securities. A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. Convertible securities are generally regarded as a form of equity security.

Equity-linked Securities

The Equity ETFs’ investments in enhanced convertible or equity-linked securities may subject the ETFs to additional risks not ordinarily associated with investments in traditional convertible securities. Particularly when such securities are issued by a third party on an underlying linked security of another company, the ETFs are subject to risks if the underlying security underperforms or the issuer defaults on the payment of the dividend or the underlying security at maturity. In addition, the trading market for certain securities may be less liquid than for other convertible securities making it difficult for the ETFs to dispose of a particular security in a timely manner, and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the ETFs’ portfolio.

Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of an ETF to utilize linked securities successfully will depend on the Manager’s ability correctly to predict pertinent market movements, which cannot be assured.

Preferred Stocks

Each ETF may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Mortgage-Related and Other Asset-Backed Securities

The ETFs, other than, currently, the Columbia Concentrated Large Cap Value Strategy Fund, may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the ETF to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the ETFs’ yield to maturity from these securities. The ETFs may invest in other asset-backed securities that have been offered to investors.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities, which are primarily used by the Fixed Income ETFs, differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of an ETF’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation which purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks but now the common stock is owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an ETF’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An ETF may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Manager determines that the securities meet the ETF’s quality standards. Securities issued by certain private organizations may not be readily marketable. An ETF will not purchase mortgage-related securities or any other assets which in the Manager’s opinion are illiquid if, as a result, more than 15% of the value of the ETF’s net assets will be illiquid.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to an ETF’s industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

A CMO, which would primarily be used by the Fixed Income ETFs, is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

Other mortgage-related securities, which may be used primarily by the Fixed Income ETFs, include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (SMBS). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

CMO residuals, which may be held primarily by the Fixed Income ETFs, are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an ETF may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to an ETF’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage-Backed Securities

Adjustable rate mortgage-backed securities (“ARMBSs”), which may be purchased primarily by the Fixed Income ETFs, have interest rates that reset at periodic intervals. Acquiring ARMBSs permits an ETF to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an ETF can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, an ETF, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities

SMBS, which may be purchased primarily by the Fixed Income ETFs, are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an ETF’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, an ETF may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Debt Obligations

Collateralized debt obligations (“CDOs”), which may be purchased primarily by the Fixed Income ETFs, include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade.

Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an ETF invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by an ETF as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) an ETF may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities

Asset-backed securities (“ABS”), which may be purchased primarily by the Fixed Income ETFs, are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with an ETF’s investment objectives and policies, the Manager also may invest in other types of asset-backed securities.

Warrants and Rights

The ETFs may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. An ETF typically uses warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit an ETF’s ability to exercise the warrants or rights at such time, or in such quantities, as the ETF would otherwise wish.

Derivatives

In pursuing their individual objectives, the ETFs may, to the extent permitted by their investment objective and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, and enter into interest rate and index futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes or to seek to replicate the composition and performance of a particular index, except that an ETF does not intend to enter into transactions involving currency futures or options. An ETF may also enter into swap agreements with respect to interest rates and indexes of securities. An

ETF may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, an ETF also may use those instruments, provided that their use is consistent with the ETF’s investment objective.

The value of some derivative instruments in which an ETF invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the ETF, the ability of the ETF to successfully utilize these instruments may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. If the Manager incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, an ETF could be exposed to the risk of loss.

An ETF might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Manager incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for an ETF, the ETF might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of an ETF to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because an ETF is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of an ETF to close out or to liquidate its derivatives positions. In addition, an ETF’s use of such instruments may cause the ETF to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options and Futures

Although not currently anticipated, the ETFs may, to the extent permitted by their investment objectives and policies, use options and futures for various purposes, including for hedging and investment purposes. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while the ETF may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect an ETF’s performance.

The ETFs’ ability to write and purchase call and put options is limited by the requirements for qualifying as a regulated investment company under the Code.

Options on Securities and Indices. The ETFs may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchanged-traded contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

Purchasing Options on Securities and Indices. Among other reasons, the ETFs may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit an ETF to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, an ETF will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by an ETF to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the ETF and transaction costs.

Among other reasons, an ETF may purchase call options to hedge against an increase in the price of securities the ETF anticipates purchasing in the future. If such a price increase occurs, a call option will permit an ETF to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that an ETF realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the ETF. Thus, for a call option purchased by an ETF to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the ETF to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because an ETF receives a premium for writing a put or call option, the ETF may seek to increase its return by writing call or put options on securities or indices. The premium an ETF receives for writing an option will increase the ETF’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium an ETF receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

An ETF may write a call option on a security or other instrument held by the ETF. In such case the ETF limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, an ETF may write a call option on securities in which it may invest but that are not currently held by the ETF, to the extent permitted by applicable law. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase an ETF’s income with minimal capital risk. However, when securities prices increase, an ETF is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the ETF will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that an ETF does not own are riskier than calls written on securities owned by the ETF because there is no underlying security held by the ETF that can act as a partial hedge. When such a call is exercised, an ETF must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that an ETF does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

An ETF also may write a put option on a security. In so doing, the ETF assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. An ETF may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Covering Options Transactions. An ETF will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if an ETF owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Manager in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the ETF. For a call option on an index, the option is covered if an ETF maintains with its custodian assets determined to be liquid in an amount equal to the contract value of the index. A call option is also covered if an ETF holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the ETF in segregated or “earmarked” assets. A put option on a security or an index is “covered” if an ETF segregates or “earmarks” assets equal to the exercise price. A put option is also covered if an ETF holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the ETF in segregated or “earmarked” assets.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date. In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, an ETF, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. An ETF realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, an ETF that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. An ETF realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If an ETF desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when an ETF desires to do so.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

No guarantee exists that an ETF will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.

The premium paid for a put or call option purchased by an ETF is an asset of the ETF. The premium received for an option written by an ETF is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

An ETF may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet an ETF’s immediate obligations. An ETF may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, an ETF will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The value of options written by an ETF, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

An ETF’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when an ETF seeks to close out an option position. If an ETF were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an ETF were unable to close out a call option that it had written on a portfolio security owned by the ETF, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on a portfolio security, during the option’s life, an ETF foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, an ETF foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the ETF’s portfolio securities decline.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, an ETF might not be able to effect an offsetting closing transaction for a particular option as described above. Reasons for the absence of a liquid secondary market on a national securities exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by a national securities exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on a national securities exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on a national securities exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on a national securities exchange may not conform to the hours during which the securities held by an ETF are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

National securities exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The ETFs, the Manager, and other clients of the Manager may constitute such a group. These limits restrict an ETF’s ability to purchase or sell options on a particular security.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See “Swap Contracts and Other Two-Party Contracts” for a discussion of counterparty risk and other risks associated with investing in OTC options below.

An ETF’s ability to engage in options transactions may be limited by tax considerations.

Futures. To the extent consistent with applicable law, the ETFs may invest in futures contracts on or with respect to interest rates and security indexes as well as, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), currencies, inflation indices, and commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.”

A futures contract is an agreement between two parties to buy and sell an instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying instrument. Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Variation margin does not represent a borrowing or loan by an ETF but is instead a settlement between the ETF and the broker of the amount one would owe the other if the futures contract expired. For futures contracts which are cash settled, an ETF may designate or segregate liquid assets in an amount equal to the ETF’s daily marked-to-market value of such contract. Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale. Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations. In the U.S., futures contracts are traded only on commodity exchanges or boards of trade — known as “contract markets” — approved by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

Index Futures. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments. An ETF’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. An ETF may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.

Interest Rate Futures. An ETF may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

Options on Futures Contracts. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

An ETF may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, an ETF may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, an ETF may hedge against a possible increase in the price of securities the ETF expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments.

An ETF is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by an ETF.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents an ETF’s profit or loss on the transaction.

An ETF may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the ETF’s immediate obligations. An ETF may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, an ETF will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Limitations on the Use of Futures and Futures Options. When purchasing a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an ETF may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the ETF. When selling a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that are equal to the market value of the futures contract. Alternatively, an ETF may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the ETF to purchase the same futures contract at a price no higher than the price of the contract written by the ETF (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

With respect to futures contracts that are not legally required to “cash settle,” an ETF may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, an ETF is permitted to set aside or “earmark” liquid assets in an amount equal to the ETF’s daily marked to market (net) obligation, if any, (in other words, the ETF’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, an ETF will have the ability to utilize these contracts to a greater extent than if the ETF were required to segregate or “earmark” assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an ETF may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the ETF to purchase the same futures contract at a price not higher than the strike price of the call option sold by the ETF.

When selling a put option on a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, an ETF may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the ETF.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover an ETF’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the ETF’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

The requirements for qualification as a regulated investment company also may limit the extent to which an ETF may enter into futures, futures options and forward contracts. See “Taxation.”

Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, an ETF may realize a loss on the futures contract and/or on the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. To compensate for imperfect correlations, an ETF may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, an ETF may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract.

In the case of Index Futures and commodity futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting margin calls, investors may close futures contracts through offsetting transactions which could distort normal correlations. Second, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, resulting in more speculators who may cause temporary price distortions. Third, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that an ETF enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of such ETF’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

An ETF also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the ETF anticipates purchasing is denominated. In such instances, the currency may instead decline. If an ETF does not then invest in those securities, the ETF may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

An ETF’s ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that an ETF will be able to utilize these instruments effectively. In addition, there can be no assurance that a liquid market will exist at a time when an ETF seeks to close out a futures or option on a futures contract position, and that ETF would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Short positions in Index Futures or commodity futures on commodities indices may be closed out only by purchasing a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of movements in exchange rates, interest rates, and securities or commodity prices within a given time frame. For example, to the extent an ETF invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period a futures contract or related option on those securities is held by the ETF, the ETF would realize a loss on the futures contract that is not offset by an increase in the value of its portfolio securities. As a result, the ETF’s total return would be less than if it had not used the futures.

As discussed above, an ETF that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the purchase of a futures contract obligates an ETF to purchase the underlying security or other instrument at a set price on a future date, the ETF’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the ETF’s portfolio. Futures transactions have the effect of investment leverage to the extent an ETF does not maintain liquid assets equal to the face amount of the contract. If an ETF combines short and long positions, in addition to possible declines in the values of its investment securities, the ETF will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.

Additional Risks Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts, which may be used primarily by the Equity ETFs.

Storage Costs. The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity. To the extent that the storage costs change, the value of the futures contracts may change correspondingly.

Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when the Manager reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S. (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, an ETF normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, an ETF also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for an ETF to enforce its contractual rights may lead the ETF to decide not to pursue its claims against the counterparty. An ETF thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the ETF has incurred the costs of litigation. In addition, unless an ETF hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the ETF might realize in trading could be offset (or worse) by adverse changes in the exchange rate.).

Swap Contracts and Other Two-Party Contracts

An ETF may use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures including, so long as the transaction is consistent with its investment objectives and policies, for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, as a duration management technique, to protect against any increase in the price of securities the ETF anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap Contracts. An ETF may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, interest rate swaps, total return swaps, currency swaps, credit default swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on the ETF’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other. Consequently, an ETF’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An ETF’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ETF) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid to avoid any potential leveraging of the ETF’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of an ETF’s investment restriction concerning senior securities.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease an ETF’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. An ETF is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the ETF’s investment objective and policies.

For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). An ETF may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, an ETF will receive a payment from or make a payment to the counterparty, respectively. In addition, an ETF may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the ETF. In such an instance, an ETF may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of an ETF’s portfolio, the ETF would receive payments under the swap that would offset, in whole or in part, such diminution in value. An ETF may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, an ETF may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.

An ETF may use inflation swaps, which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury.

In addition, an ETF may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by corporate (including asset-backed security) or sovereign issuers. In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, an ETF may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. An ETF, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to an ETF in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, an ETF’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

An ETF also may use credit default swaps for investment purposes by selling a credit default swap, in which case the ETF will receive a premium from its counterparty in return for the ETF’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, an ETF effectively adds economic leverage to its portfolio because, in addition to its total net assets, the ETF is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, an ETF would keep the premium received from the counterparty and would have no payment obligations.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. An ETF’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. An ETF also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. An ETF will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, an ETF will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.

Interest Rate Caps, Floors, and Collars. An ETF may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures — Risk Factors in Options Transactions” and “— Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap. Depending on the terms of the particular option agreement, an ETF will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an ETF purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an ETF writes a swap option, upon exercise of the option the ETF will become obligated according to the terms of the underlying agreement.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts.

Whether an ETF’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Certain restrictions imposed on an ETF by the Internal Revenue Code may limit the ETF’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an ETF’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The most significant factor in the performance of swaps, contracts for differences, caps, floors, and collars is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the Manager is incorrect in its forecasts of such factors, the investment performance of an ETF would be less than what it would have been if these investment techniques had not been used. If a swap or other two-party contract calls for payments by an ETF, the ETF must be prepared to make such payments when due. If the Manager attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, an ETF will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for an ETF. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other ETF investments. Many swaps are complex and often valued subjectively.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to an ETF’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

In addition, an ETF may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, an ETF will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that an ETF will succeed in enforcing its rights. For example, because the contract for each derivatives transaction is individually negotiated with a specific counterparty, an ETF is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the ETF when the ETF seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for an ETF to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. An ETF, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the ETF has incurred the costs of litigation.

The Manager monitors the creditworthiness of derivatives counterparties. [Typically, an ETF will enter into these transactions only with counterparties that, at the time they enter into a transaction, have long-term debt ratings of A or higher by S&P or Moody’s (or, if unrated, have comparable credit ratings as determined by the Manager) or otherwise meet the Manager’s standards for creditworthiness. Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s.] The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent an ETF from using such instruments as a part of its investment strategy, and could ultimately prevent the ETF from being able to achieve its investment objective. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon an ETF, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit the ability of an ETF to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which an ETF engage in derivative transactions could also prevent the ETF from using certain instruments.

Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments. The ETFs have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under that Act.

Repurchase Agreements

The ETFs may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by an ETF from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring ETF bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the ETF is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject an ETF to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the ETF seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of an ETF that invests in fixed income securities cannot be predicted with certainty. The future income of an ETF that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Zero Coupon Securities

Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. An ETF may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and an ETF’s ability to dispose of particular issues and may also make it more difficult for the ETF to obtain accurate market quotations in valuing these assets. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case an ETF may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a high yield bond, the more speculative its characteristics.

Cash and Other High Quality Investments

An ETF may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the ETF’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the

U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), FNMA, and FHLBs), as described above. Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of an ETF to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. and foreign governments to tighten the availability of credit. See “Mortgage Pass-Through Securities” above.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, an ETF may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Bank Obligations

Bank obligations, which are primarily purchased by the Fixed Income ETFs, include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. An ETF will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. An ETF may invest in U.S. dollar-denominated bank obligations.

Corporate Debt Securities

The rate of interest on a corporate debt security, which are primarily purchased by the Fixed Income ETFs, may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. An ETF may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of an ETF. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to an ETF’s percentage limitations for investments in illiquid securities.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” S&P describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch states that “…expectations of default risk are currently low…capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”

Municipal Securities

Each ETF may invest in municipal securities, and the Columbia Intermediate Municipal Bond Strategy Fund will have significant investments in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the ETF holding the security may have to treat the security’s final maturity as its effective maturity, potentially increasing the volatility of the ETF.

Each ETF may invest in municipal lease obligations. Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

An ETF that invests in the municipal bond market is subject to certain risks. The amount of public information available about the municipal bonds held by an ETF is generally less than that for corporate equities or bonds, and the investment performance of the ETF may therefore be more dependent on the analytical abilities of the Manager. The secondary market for municipal bonds, particularly the lower-rated bonds, also tends to be less well developed or liquid than many other securities markets, which may adversely affect an ETF’s ability to sell its bonds at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, an ETF investing in the issuer’s securities could experience delays in collecting principal and interest and the ETF may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

Real Estate Investment Trusts and other Real Estate-Related Investments

The ETFs may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, environmental liability risks, changes in real estate values, changes in property taxes and operating expenses, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The value of real estate also may be affected by changes in interest rates and social and economic trends.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. An ETF may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. REITs are also subject to the risk of poor performance by the REIT’s manager, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs, the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exempt status under the Investment Company Act. See “Taxation” below for a discussion of some special tax considerations relating to an ETF’s investment in U.S. REITs.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

An ETF may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that an ETF may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the ETF has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the Manager’s ability to trade such securities for the account of any of its clients, including an ETF. In some instances, these trading restrictions could continue in effect for a substantial period of time.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, an ETF will continue to designate these instruments as illiquid unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, an ETF could have difficulty selling them when the Manager believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Securities purchased in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act, are restricted securities. Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. An ETF may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. An ETF may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act when selling its securities in a registered offering. In such event, an ETF may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the ETF may have a due diligence defense.

Not all restricted securities are necessarily deemed to be illiquid. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the ETFs, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Manager will consider whether securities purchased under Rule 144A are illiquid and thus subject to the ETF’s limitations on illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Manager will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security, among other factors. The Manager will also monitor the liquidity of Rule 144A securities, and if, as a result of changed conditions, the Manager determines that a Rule 144A security is no longer liquid, the Manager will review the ETF’s holdings of illiquid securities to determine what, if any, action is required to comply with its limitations on investment of illiquid securities. Investing in Rule 144A securities could increase the amount of the ETF’s investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing an ETF’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Investments in Other Investment Companies or Other Pooled Investments

Each ETF may invest in the securities of other investment companies to the extent permitted by law. Subject to applicable regulatory requirements, an ETF may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes an ETF to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. An ETF also may invest in private investment funds, vehicles, or structures.

Portfolio Turnover

Each ETF’s portfolio turnover rates for the 2011 fiscal year and 2010 and 2009 (or since inception) prior fiscal years or periods are set forth in the financial highlights section of the Prospectus. Higher portfolio turnover may result in an ETF incurring higher transaction costs and realizing gains that must be distributed to its shareholders, resulting in higher taxes for them. [During the 2011 fiscal year, each ETF engaged a new investment manager – the Manager – resulting in repositioning of the ETFs’ portfolios after the transition and, in some cases, higher than typical portfolio turnover during the 2011 fiscal year.]

MANAGEMENT

Board of Trustees and Officers

As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board currently consists of nine Trustees. One of the Trustees is an officer and employee of the Manager. This Trustee is an “interested person” (as defined in Section 2(a) (19) of the Investment Company Act) of the Trust (an “Interested Trustee”). The other Trustees are not interested persons of the Trust (the “Independent Trustees”). Each Trustee serves until his or her successor is duly elected or appointed and qualified.

Each Trustee oversees the five series of the Trust and [125] other portfolios in the Columbia Family of Funds. Each Trustee was elected as Trustee by the shareholders of the series of the Trust on May 20, 2011. The name, age, address and principal occupation of, public directorships held during the past five years by, and the Board committee membership of, each Trustee is set forth below.

Name, Address, Age	Position(s) Held with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Present or Past (within past 5 years) Other Directorships Held by Trustee	Committee Memberships
INDEPENDENT TRUSTEES

Kathleen Blatz 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	Trustee	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	5	Other funds in the Columbia Family of Funds	Audit, Board Governance, Compliance, Investment Review

Pamela G. Carlton 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	Trustee	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	5	Other funds in the Columbia Family of Funds	Audit, Executive, Investment Review

Patricia M. Flynn 901 Marquette Ave. South Minneapolis, MN 55402 Age 60	Trustee	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	5	Other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review

Stephen R. Lewis, Jr. 901 Marquette Ave. South Minneapolis, MN 55402 Age 72	Trustee	President Emeritus and Professor of Economics, Carleton College	5	Valmont Industries, Inc. (manufactures irrigation systems); other funds in the Columbia Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 Marquette Ave. South Minneapolis, MN 55402 Age 67	Trustee	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services)	5	Other funds in the Columbia Family of Funds	Audit, Board Governance, Investment Review

Catherine James Paglia 901 Marquette Ave. South Minneapolis, MN 55402 Age 58	Trustee	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	5	Other funds in the Columbia Family of Funds	Board Governance, Contracts, Executive, Investment Review

Leroy C. Richie 901 Marquette Ave. South Minneapolis, MN 55402 Age 69	Trustee	Counsel, Lewis & Munday, P.C. (law firm) and former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation (automotive)	5	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services); other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review

Alison Taunton-Rigby 901 Marquette Ave. South Minneapolis, MN 55402 Age 66	Trustee	Chief Executive Officer and Director, RiboNovix, Inc. (biotechnology); former President, Aquila Biopharmaceuticals	5	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs); other funds in the Columbia Family of Funds	Contracts, Executive, Investment Review

INTERESTED TRUSTEES

William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Trustee; Senior Vice President	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President — Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	5	Other funds in the Columbia Family of Funds	None

*	Mr. Truscott would be considered an interested person by reason of being an officer, director, security holder and employee of Columbia and/or Ameriprise.

The name, age, address, position held with the Trust, and principal occupation during the past five years of each Officer of the Trust is set forth below.

Name, Address, Age	Position(s) Held with the Trust		Principal Occupation(s) During Past 5 Years
OFFICERS

J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer	Since 5/11	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 - April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 - January 2009; Treasurer, Columbia Funds, October 2003 - May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Senior Vice President — Columbia Management Advisors, LLC, April 2003 - December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 - October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President	Since 5/11	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006–2009 and Vice President – Operations and Compliance, 2004-2006); Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer and Chief Financial Officer	Since 5/11	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President and Chief Legal Officer	Since 5/11	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010 and Vice President – Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President	Since 5/11	Vice President – Asset Management, Ameriprise Financial, Inc., since July 2011; Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President	Since 5/11	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 47	Senior Vice President since 5/11 and Chief Compliance Officer since 10/11	Since 5/11	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 - April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 - May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President	Since 5/11	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary	Since 5/11	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007 – April 2011 and of the Nations Funds, May 2010 – March 2011

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President and Assistant Treasurer	Since 5/11	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer	Since 5/11	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President and Assistant Secretary	Since 5/11	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Assistant Secretary	Since 5/11	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America from June 2005 to April 2010

Responsibilities of Board with respect to ETF management

The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on ETF-related matters with the ETFs’ Chief Compliance Officer, counsel to the Independent Trustees, and representatives of the ETFs’ service providers and overseeing Board Services Corporation (“Board Services”). The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees ETF risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees. The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the Manager between Board meetings in respect of general matters.

Board Governance Committee —Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the ETFs and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a trustee or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the ETFs; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee, as encapsulated in their bios included in the table above.

The Board believes that the ETFs are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND
Name	Geographic	For Profit CIO/CFO; CEO/COO	Non-Profit; Government; CEO	Investment	Legal; Regulatory	Political	Academic	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Carlton	NY			X	X			X
Flynn	MA						X
Lewis	MN		X				X
Maher	CT	X		X				X
Paglia	NY	X		X
Richie	MI	X			X
Taunton-Rigby	MA	X		X

With respect to the trusteeship of Mr. Truscott, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the Manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the ETFs’ Manager, which is the ETFs’ most significant service provider.

Compliance Committee — Supports the ETFs’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the ETFs or their key service providers; developing and implementing, in coordination with the ETFs’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the ETFs’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the ETFs and advises the Board regarding actions taken on these contracts during the annual review process.

Executive Committee — Acts for the Board between meetings of the Board.

Investment Review Committee — Reviews and oversees the management of the ETFs’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the ETFs and internal controls over financial reporting. Oversees the quality and integrity of the ETFs’ financial statements and independent audits as well as the ETFs’ compliance with legal and regulatory requirements relating to the ETFs’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the ETFs’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the ETFs’ risks by, among other things, meeting with the ETFs’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the ETFs’ Disclosure Controls and Procedures.

With the election of the Independent Trustees on May 20, 2011, the Board’s committee structure was restructured. During the fiscal year ended May 20, 2011 and prior to the restructuring, the Board’s Audit Committee, as then constituted, held [    ] meetings and its Nominating Committee, as then constituted, held [            ] meetings. From May 20, 2011 through the end of the fiscal year ended October 31, 2011, the Compliance Committee held [            ] meeting(s), the Contracts Committee held [            ] meeting(s), the Executive Committee held [            ] meeting(s) , the Investment Review Committee held [            ] meeting(s) and the Audit Committee held [            ] meeting(s).

Compensation from each ETF. The Independent Trustees were elected to the Board of the Trust effective May 20, 2011 and prior to that date had not received any compensation from the ETFs. [The Trust pays each Independent Trustee $[            ] per year for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.] The Trust’s officers receive no compensation directly from the Trust.

The table below sets forth the total remuneration of Trustees and Officers of the Trust since their appointment on May 20, 2001 through the fiscal year ended October 31, 2011:

Name	Aggregate Compensation from ETFs*			Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund Complex Paid to Trustees**
Kathleen Blatz	$	[	]	None	None	$	[	]
Pamela G. Carlton	$	[	]	None	None	$	[	]
Patricia M. Flynn	$	[	]	None	None	$	[	]
Stephen R. Lewis, Jr.	$	[	]	None	None	$	[	]
John F. Maher	$	[	]	None	None	$	[	]
Catherine James	$	[	]	None	None	$	[	]
Leroy C. Richie	$	[	]	None	None	$	[	]
Alison Taunton-Rigby	$	[	]	None	None	$	[	]

[*	Approximation. Compensation is allocated across the ETFs based on relative net assets.]

**	The “Fund Complex” currently consists of the five ETFs and [ ] mutual funds in the Columbia Family of Funds.

Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, an Independent Trustee may elect to have his or her deferred compensation treated as if it had been invested in shares of one or more funds in the Columbia Family of Funds [, including the ETFs] and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Independent Trustee compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

Equity Ownership of Trustees. The table below shows the dollar range of (i) Shares of the ETFs, and (ii) shares of all ETFs in the Trust’s family of investment companies, owned by the Trustees as of [December 31], 2011.

Name	Dollar Range of Equity Securities in the ETFs*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Kathleen Blatz	$[ ] [ Fund]	$[ ]
Pamela G. Carlton	$[ ] [ Fund]	$[ ]
Patricia M. Flynn	$[ ] [ Fund]	$[ ]
Stephen R. Lewis, Jr.	$[ ] [ Fund]	$[ ]
John F. Maher	$[ ] [ Fund]	$[ ]
Catherine James	$[ ] [ Fund]	$[ ]
Leroy C. Richie	$[ ] [ Fund]	$[ ]
Alison Tanton-Rigby	$[ ] [ Fund]	$[ ]
William F. Truscott	$[ ] [ Fund]	$[ ]

*	The “Family of Investment Companies” currently consists of five ETFs and [ ] mutual funds in the Columbia Family of Funds.

[As of [            ], 2012, none of the Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.]

Codes of Ethics

The Trust, Manager, and Distributor each have adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ETFs (which may also be held by persons subject to a Code of Ethics). There can be no assurance that the Codes of Ethics will be effective in preventing such activities. The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the ETFs. The Manager does not use inside information in making investment decisions on behalf of an ETF. The Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting

General guidelines, policies and procedures

The following description of the Proxy Voting Policies and Procedures, as well as the Proxy Voting Policy attached as Appendix A, apply to the ETFs.

The ETFs support sound and principled corporate governance. The Board, which consists of a majority of independent Board members, will determine policies and vote proxies. The Manager provides support to the Board in connection with the proxy voting process.

General Guidelines

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense mechanisms

The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis.

Auditors

The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Management compensation issues

The Board expects company management to give thoughtful consideration to providing competitive compensation and incentives, which are reflective of company performance, and are incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and corporate policy issues

The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes that ETF shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

Additional details can be round in the ETFs’ Proxy Voting Policy (see Appendix A).

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which an ETF holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies in the best economic interests of ETF shareholders, and to address any conflicts between interests of an ETF’s shareholders and those of the Manager or other affiliated persons.

The Board votes proxies on behalf of the ETFs. Columbia provides support to the Board in connection with the proxy voting process, and has assigned responsibility to the Columbia Proxy Administration Team (“Proxy Team”) to administer proxies on behalf of the ETFs. In exercising its responsibilities, the Proxy Team may rely upon the research or recommendations of one or more third party research providers. The Proxy Team assists the Board in identifying situations where its voting guidelines do not clearly direct a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s voting guidelines based on recommendations from Columbia investment personnel (or, if applicable, the investment personnel of an ETF’s subadviser(s)) and information obtained from independent research firms or other sources. The Proxy Team makes all recommendation in writing. Except for proposals where the recommendation from Columbia concurs with the recommendations from company management and the independent research firms, the Board Chair or other Board members who are independent from the Manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal. If Columbia, company management and the independent research firms recommend the same action on such proposals, Columbia is authorized to vote in accordance with the consensus recommendation.

On an annual basis, or more frequently as determined necessary, the Board reviews the voting guidelines to determine whether changes are appropriate. The Board may consider recommendations from Columbia to revise the existing guidelines or add new guidelines. Typically, changes to the voting guidelines are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which an ETF votes against management’s recommendation (except when withholding votes from a nominated director or proposals on foreign company ballots), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in countries outside the United States (non-U.S. countries)

Although the ETFs do not currently invest in foreign securities, voting proxies for companies not domiciled in the United States may, if applicable, involve greater effort and cost due to a variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require trading of securities to be blocked as the need for liquidity of the securities in the ETFs will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on loan

The Board will generally refrain from recalling securities on loan, if applicable, based upon its determination that the costs and lost revenue to the ETFs, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While in general neither the Board nor Columbia assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. However, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger, acquisition or a proxy contest, and the ETFs’ ownership position is significant (as determined by thresholds established by the Board), the Board has established a guideline to direct Columbia to endeavor to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the ETFs, or any potential adverse administrative effects to the ETFs, of not recalling such securities.

Investment in affiliated funds

If an ETF invests in shares of other funds managed by Columbia (referred to in this context as “underlying funds”), in general, the proxy policy of the ETFs is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the ETFs, to the extent that the ETFs would own shares of an underlying fund, is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the ETF may cast votes in accordance with instructions from the independent members of the Board.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of an ETF or acknowledges the existence of control. As of [            ], 2012, the officers and Trustees, as a group, owned of record or beneficially [less than 1%] of the outstanding voting securities of each ETF.

The following table shows, to the best of the ETFs’ knowledge, those persons who owned 5% or more of the outstanding shares of each ETF’s shares as of [January 31, 2012].

[to come]

COLUMBIA GROWTH EQUITY STRATEGY FUND

Name and Address	Ownership	Number of Shares		Percentage
	[Beneficial Owner]	[	]	[	]%
	[Record Owner]	[	]	[	]%

[*	Excludes shares beneficially owned by other parties listed in the table.]

COLUMBIA LARGE-CAP GROWTH EQUITY STRATEGY

Name and Address	Ownership	Number of Shares		Percentage
	[Beneficial Owner]	[	]	[	]%
	[Record Owner]	[	]	[	]%

[*	Excludes shares beneficially owned by other parties listed in the table.]

44

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND

Name and Address	Ownership	Number of Shares		Percentage
	[Beneficial Owner]	[	]	[	]%
	[Record Owner]	[	]	[	]%

[*	Excludes shares beneficially owned by other parties listed in the table.]

COLUMBIA INTERMEDIATE MUNICIPAL BOND STRATEGY FUND

Name and Address	Ownership	Number of Shares		Percentage
	[Beneficial Owner]	[	]	[	]%
	[Record Owner]	[	]	[	]%

[*	Excludes shares beneficially owned by other parties listed in the table.]

COLUMBIA CORE BOND STRATEGY FUND

Name and Address	Ownership	Number of Shares		Percentage
	[Beneficial Owner]	[	]	[	]%
	[Record Owner]	[	]	[	]%

[*	Excludes shares beneficially owned by other parties listed in the table.]

INVESTMENT ADVISORY AND OTHER SERVICES

Columbia acts as each ETF’s Manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to the RiverSource-, Seligman- and Threadneedle-branded funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETFs, oversees the provision of all administrative services to the ETFs and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to each ETF. Pursuant to that agreement, each ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse an ETF’s expenses as described further below; any such waiver or reimbursement would increase an ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%
Columbia Large-Cap Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%
Columbia Concentrated Large Cap Value Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%
Columbia Intermediate Municipal Bond Strategy Fund	$0-$500	0.480%
	$500-$1,000	0.475%
	$1,000-$2,000	0.445%
	$2,000-$3,000	0.420%
	$3,000-$6,000	0.385%
	$6,000-$9,000	0.360%
	$9,000-$10,000	0.350%
	$10,000-$12,000	0.340%
	$12,000-$15,000	0.330%
	$15,000-$24,000	0.320%
	$24,000-$50,000	0.300%
	>$50,000	0.290%
Columbia Core Bond Strategy Fund	$0-$500	0.500%
	$500-$1,000	0.495%
	$1,000-$2,000	0.480%
	$2,000-$3,000	0.460%
	$3,000-$6,000	0.450%
	$6,000-$7,500	0.430%
	$7,500-$9,000	0.415%
	$9,000-$10,000	0.410%
	$10,000-$12,000	0.400%
	$12,000-$20,000	0.390%
	$20,000-$24,000	0.380%
	$24,000-$50,000	0.360%
	>$50,000	0.340%

Although the ETFs do not presently engage sub-advisers, the ETFs and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of each ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

Columbia serves as investment adviser to registered mutual funds and other separate accounts with investment programs that are substantially similar to that of the ETFs (“Comparable Accounts”). The ETFs may have substantially similar investment portfolios as these Comparable Accounts, and the ETFs’ portfolio holdings, which will form the basis of the ETFs’ net asset value on each business day, will be disclosed before the opening of trading that day. At the time of the ETFs’ disclosure of their portfolio holdings, the Comparable Accounts may have unexecuted portfolio transactions outstanding or be in the process of implementing changes to their portfolios. In order to prevent the disclosure of the ETFs’ portfolios from signaling or providing information to the market about upcoming transactions for the Comparable Accounts, Columbia may, from time to time, delay implementing portfolio changes in a security for an ETF or delay allocating investment opportunities to an ETF until such time as the Comparable Accounts have completed their purchase or sale orders for that security. For example, if a purchase or sale of a security in the Comparable Accounts requires several days to implement, an ETF may be delayed in engaging in its purchase or sale of the same security until the last day that trading in the security is completed for the Comparable Accounts. However, if a purchase or sale of securities for Comparable Accounts is expected to be completed in a single trading day, an ETF and the Comparable Accounts would generally trade together. As a result, portfolio decisions may not be made for the ETFs concurrently with the portfolio decision for the Comparable Accounts, notwithstanding that the ETFs and the Comparable Accounts have substantially similar objectives, policies, strategies, and risks, or that an investment opportunity may be appropriate for both an ETF and the Comparable Accounts. By the time a portfolio decision is implemented for an ETF, the price for the security may be different than the price at the time the decision is made for the Comparable Accounts, and due to the Comparable Accounts’ transactions in the security or other market movements, the price for the security may be less favorable for an ETF.

Under the Investment Management Services Agreement, Columbia will (a) furnish at its expense such office space, supplies, facilities, equipment, clerical help and other personnel and services as are required to render the services contemplated to be provided by it pursuant to such agreement and (b) pay the compensation of the trustees or officers of the ETF who are directors, officers or employees of Columbia (except to the extent the Board of the Trust shall have specifically approved the payment by the ETF of all or a portion of the compensation of the Trust’s chief compliance officer or other officer(s)). Except to the extent expressly assumed by Columbia, and except to the extent required by law to be paid or reimbursed by Columbia, Columbia shall have no duty to pay any ETF operating expenses incurred in the organization and operation of an ETF.

Columbia has contractually agreed to reduce its fees and/or reimburse each ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of each ETF (the “Expense Cap”). The Expense Cap for the Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund will be [    ]%, [    ]%, [    ]%, [    ]%, and [    ]% of these ETFs’ average net assets, respectively, until [                    ], and [    ]%, [    ]%, [    ]%, [    ]%, and [    ]% of these ETFs’ average net assets, respectively, from [                    ] until [                    ]. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

The Investment Management Services Agreement will continue in effect for two years from the date of its execution, and from year to year thereafter, unless and until terminated by either party as provided therein, only if such continuance is specifically approved at least annually (a) by the Board or by a vote of the majority of the outstanding voting securities of an ETF and (b) by the vote of a majority of the Board members who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated, with respect to any ETF, by either the ETF or Columbia at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting securities of the ETF.

The Investment Management Services Agreement provides that, except for willful misfeasance, bad faith or negligence on the part of Columbia in the performance of its duties, or reckless disregard by Columbia of its obligations and duties, under such agreement, neither Columbia, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any loss suffered by an ETF or its shareholders or creditors.

The Manager may, from time to time, at its own expense from its own resources, compensate purchasers of Creation Units and other financial institutions for administrative or marketing services.

Until May 20, 2011, the ETFs were managed by a different investment manager, Grail Advisors, LLC (“Grail”), and various investment sub-advisers provided investment advice to the ETFs. The investment management agreement between the Trust, on behalf of the ETFs, and Grail terminated upon the sale of Grail to Columbia on May 20, 2011, at which time, following approval by shareholders of the ETFs, the Investment Management Services Agreement took effect. For the period from May 20, 2011 through October 31, 2011, the Manager earned fees for managing the ETFs as set forth in the table below, [all of which was waived].

ETF	Management Fee
Columbia Growth Equity Strategy Fund	$[ ]
Columbia Large-Cap Growth Equity Strategy Fund	$[ ]
Columbia Concentrated Large Cap Value Strategy Fund	$[ ]
Columbia Intermediate Municipal Bond Strategy Fund	$[ ]
Columbia Core Bond Strategy Fund	$[ ]

Advisory fees paid by the ETFs in prior fiscal years and periods were as follows:

Columbia Growth Equity Strategy Fund

Columbia Large-Cap Growth Equity Strategy Fund

For the fiscal year ended October 31, 2010 and the period October 2, 2009 (commencement of operations) through October 31, 2009, Grail was entitled to $24,919 and $1,341, respectively, for managing the Columbia Growth Equity Strategy Fund, and was entitled to $33,228 and $1,378, respectively, for managing the Columbia Large-Cap Growth Equity Strategy Fund. Grail waived 100% of these amounts for both ETFs during both periods. For the fiscal year ended October 31, 2010 and the period October 2, 2009 (commencement of operations) through October 31, 2009, RiverPark Advisors, LLC (“RP”), a former sub-adviser, earned $19,144 and $1,070, respectively, for managing the Columbia Growth Equity Strategy Fund, and earned $25,513 and $1,060, respectively, for managing the Columbia Large-Cap Growth Equity Strategy Fund. RP waived 100% of these amounts for both ETFs during both periods. For the fiscal year ended October 31, 2010 and the period October 2, 2009 (commencement of operations) through October 31, 2009, Wedgewood Partners, Inc., a former sub-adviser, earned, but did not receive, fees for sub-advising the Columbia Large-Cap Growth Equity Strategy Fund.

Columbia Concentrated Large Cap Value Strategy Fund

For the fiscal year ended October 31, 2010 and the period May 1, 2009 (commencement of operations) through October 31, 2009, Grail earned fees in the amount of $12,452 and $7,983, respectively, for managing the Columbia Concentrated Large Cap Value Strategy Fund, of which $4,732 and $3,034, respectively, was waived. For the fiscal year ended October 31, 2010, American Beacon Advisors, Inc. (“ABA”), a former sub-adviser, earned fees in the amount of $2,490 for its services to the Columbia Concentrated Large Cap Value Strategy Fund. For the period May 1, 2009 (commencement of operations) through October 31, 2009, ABA earned fees in the amount of

$1,597 for its services to the Columbia Concentrated Large Cap Value Strategy Fund. For the fiscal year ended October 31, 2010, each of Brandywine Global Investment Management, and Hotchkis and Wiley Capital Management, former sub-advisers, earned fees in the amount of $1,705, and $1,836, respectively, for sub-advising the Columbia Concentrated Large Cap Value Strategy Fund. For the period May 1, 2009 (commencement of operations) through October 31, 2009, each of Brandywine Global Investment Management and Hotchkis and Wiley Capital Management earned fees in the amount of $1,109 and $1,149, respectively, for sub-advising the Columbia Concentrated Large Cap Value Strategy Fund.

Columbia Intermediate Municipal Bond Strategy Fund

Columbia Core Bond Strategy Fund

For the period January 29, 2010 (commencement of operations) through October 31, 2010, Grail earned fees in the amount of $8,247 for managing the Columbia Intermediate Municipal Bond Strategy Fund, of which 100% was waived, and $7,794 for managing the Columbia Core Bond Strategy Fund, of which 100% was waived. For the period January 29, 2010 (commencement of operations) through October 31, 2010, McDonnell Investment Management, LLC (“McDonnell”), a former sub-adviser, earned fees in the amount of $5,498 for its services to the Columbia Intermediate Municipal Bond Strategy Fund, and $5,196 for its services to the Columbia Core Bond Strategy Fund. McDonnell waived 100% of its fees for each ETF.

Custodian

BNY Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as Custodian of each ETF’s assets. As Custodian, BNY Mellon has agreed to: (1) make receipts and disbursements of money on behalf of the ETF, (2) collect and receive all income and other payments and distributions on account of the ETF’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the ETF concerning the ETF’s operations. BNY Mellon does not exercise any supervisory function over the purchase and sale of securities. Pursuant to the Custody Agreement between BNY Mellon and the Trust the Trust has agreed to pay an annual custody fee of .50 basis points on the first $1 billion of its gross adjusted assets, and .25 basis points on gross adjusted assets in excess of $1 billion, plus certain transaction charges and additional global custody fees.

Administrator, Fund Accountant and Transfer Agent

BNY Mellon, located at One Wall Street, New York, New York 10286 serves as Administrator, Fund Accountant and Transfer Agent to each ETF. As administrator, BNY Mellon provides each ETF with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by an ETF under federal and state securities laws.

As fund accountant and transfer agent, BNY Mellon has agreed to: (1) perform and facilitate purchases and redemptions of Creation Units of each ETF, (2) make dividend and other distributions on Shares of each ETF, (3) record the issuance of Shares and maintain records of outstanding Shares of each ETF, (4) maintain certain accounts, (5) make and transmit periodic reports to an ETF and its other service providers, and (6) otherwise perform the customary services of a transfer agent and dividend disbursing agent. For the services to be provided by BNY Mellon to the ETFs, the Trust has agreed to pay a $1,000 monthly ETF administration fee per ETF, a monthly transfer agency services fee of $1,000 per ETF (which minimum is reduced for the first two years from inception of the ETFs), a fund accounting fee of 1.50 basis points on the first $1 billion of its gross adjusted assets, and 1.00 basis points on gross adjusted assets in excess of $1 billion, and a fund administration fee of 2.50 basis points on the first $1 billion of its gross adjusted assets, and 2.00 basis points on gross adjusted assets in excess of $1 billion, plus certain out-of-pocket expenses. There is a minimum fund accounting and fund administration fee of $75,000 per ETF (which minimum is reduced for the first two years from inception of the ETFs).

For the fiscal year ended October 31, 2011, BNY Mellon earned $[    ], $[    ], $[    ], $[    ] and $[    ], respectively, in fees as administrator of each of Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond

Strategy Fund, and Columbia Core Bond Strategy Fund. For the fiscal year or period ended October 31, 2010, BNY Mellon earned $12,365, $12,365, $25,212, $5,000 and $5,000, respectively, in fees as administrator of each of Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund, and Columbia Core Bond Strategy Fund. For the fiscal period ended October 31, 2009, BNY Mellon earned $771, $771 and $8,369, respectively, in fees as administrator of each of Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, and Columbia Concentrated Large Cap Value Strategy Fund.

PORTFOLIO MANAGERS

PORTFOLIO MANAGER

Messrs. Wilson, Deininger, Moore and Copper, the portfolio managers of the Columbia Growth Equity Strategy Fund, Messrs. Galvin, Carter, Herget, Moore and Copper, the portfolio managers of the Columbia Large-Cap Growth Equity Strategy Fund, Mr. Eigen and Mr. Rosen, the portfolio managers of the Columbia Concentrated Large Cap Value Strategy Fund, Mr. McGreevy, the portfolio manager of the Columbia Intermediate Municipal Bond Strategy Fund, and Mr. Imer, the portfolio manager of the Columbia Core Bond Strategy Fund, have responsibility for the day-to-day management of accounts other than the ETFs. Information regarding these other accounts, as of [December 31, 2011], is set forth below: [to be updated]

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
John T. Wilson	[4], [$3.47 billion]	[1]	[12]*	[1], [$240.32 million]	[none]	[none]
Peter R. Deininger	[3], [$1.71 billion]	[none]	[5], [$0.042 million]	[1], [$240.32 million]	[none]	[none]
Colin Moore	[30], [$11.17 billion]	[none]	[none]	[none]	[none]	[none]
Fred Copper	[6], [$1.77 billion]	[1], [$21.49 million]	[8], [$28.84 billion]	[1], [$368.06 million]	[none]	[none]
Thomas M. Galvin	[2], [$4.79 billion]	[1], [$57.80 million]	[15], [$2.32 billion]	[none]	[none]	[none]
Richard A. Carter	[2], [$4.79 billion]	[none]	[8], [$77.26 million]	[none]	[none]	[none]
Todd D. Herget	[2], [$4.79 billion]	[none]	[12], [$167.06 million]	[none]	[none]	[none]
Neil Eigen	[3], [$105 billion],	[1], [$182.90 million]	[69]*, [$3.19 billion]	[none]	[none]	[none]
Richard Rosen	[3], [$1.05 billion]	[1], [$182.90 million]	[65]*, [$3.14 billion]	[none]	[none]	[none]
Brian McGreevy	[8], [$3.70 billion]	[none]	[7], [$485.49 million]	[none]	[none]	[none]
Orhan Imer	[ ]	[ ]	[ ]	[none]	[none]	[none]

*	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

Potential Conflicts of Interest

Like other investment professionals with multiple clients, the ETFs’ portfolio managers may face certain potential conflicts of interest in connection with managing both an ETF and other accounts at the same time. Columbia and the ETFs have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to Columbia’s Code of Ethics and certain limited exceptions, Columbia’s investment professionals do not have the opportunity to invest in client accounts, other than the ETFs or other funds they manage.

A portfolio manager who is responsible for managing multiple ETFs or funds and/or accounts may devote unequal time and attention to the management of those ETFs or funds and/or accounts. The effects of this potential conflict may be more pronounced where the ETFs or funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for an ETF. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits between an ETF and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for an ETF and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of an ETF as well as other accounts, Columbia’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to an ETF or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by an ETF to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia and the ETFs have adopted compliance procedures that provide that any transactions between an ETF and another account managed by Columbia are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of an ETF and other accounts managed by its portfolio managers. Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for an ETF that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for an ETF, even though it could have been bought or sold for an ETF at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including an ETF.

The ETFs’ portfolio managers also may have other potential conflicts of interest in managing the ETFs, and the description above is not a complete description of every conflict that could exist in managing the ETFs and other accounts. Many of the potential conflicts of interest to which Columbia’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of Columbia and its affiliates.

Compensation

Portfolio managers receive all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia generally considers the one, three and five year performance of funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. Columbia also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia’s profitability for the year, which is largely determined by assets under management.

Exceptions to this general compensation approach exist for certain teams and individuals.

Ownership of ETFs

The following table discloses the dollar range of equity securities beneficially owned by each Portfolio Manager in the ETF they manage as of [December 31, 2011]: [to come]

Portfolio Manager	Dollar Range of Securities

Portfolio Manager	Columbia Growth Equity Strategy Fund	Columbia Large-Cap Growth Equity Strategy Fund	Columbia Interim Municipal Bond Strategy Fund	Columbia Core Bond Strategy Fund	Columbia Concentrated Large Cap Value Strategy Fund
John T. Wilson	[ ]
Peter R. Deininger	[ ]
Colin Moore	[ ]	[ ]
Fred Copper	[ ]	[ ]
Thomas M. Galvin		[ ]
Richard A. Carter		[ ]
Todd D. Herget		[ ]
Neil Eigen					[ ]
Richard Rosen					[ ]
Brian McGreevy			[ ]
Orhan Imer					[ ]

PORTFOLIO TRANSACTIONS AND BROKERAGE

[Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however, Columbia may execute brokerage transactions for an ETF and an ETF may incur brokerage commissions, particularly during the early stages of the ETFs’ development or in the case of transactions involving realized losses. Also, an ETF may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case Columbia may need to execute brokerage transactions for an ETF. When executing portfolio transactions, Columbia will place its own orders to execute securities transactions that are designed to implement the applicable ETF’s investment objective and policies. In placing such orders, Columbia will seek the best net price and most favorable execution, consistent with its obligations under the Investment Management Services Agreement. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. See also “Investment Advisors and Other Services” above for a discussion of the execution of trades for the ETFs and Comparable Accounts of Columbia.

In these cases, in selecting brokers or dealers to execute particular transactions, Columbia is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the 1934 Act), provision of statistical quotations (including the quotations necessary to determine an ETF’s NAV), and other information provided to the ETF, and/or to Columbia (or its affiliates), as the case may be, provided, however, that Columbia determines that it has received the best net price and execution available. Columbia is also authorized to cause an ETF to pay to a broker or dealer who provides such brokerage and research services a commission (as defined in SEC interpretations) in excess of the amount of the commission another broker or dealer would have charged for effecting the same transaction. Columbia must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which Columbia exercises investment discretion. Under these circumstances, Columbia’s fees are not reduced by reason of receipt of such brokerage and research services. In addition, with disclosure to and pursuant to written guidelines approved by the Board, Columbia (or a broker-dealer affiliated with it) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the Investment Company Act) for doing so. However, the ETFs do not allow Columbia to enter into arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of ETF shares by those broker-dealers.

An ETF’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the ETF’s cash flows. The ETFs’ portfolio turnover for the fiscal year ended October 31, 2011 appears in the ETFs’ prospectus. High portfolio activity may increase an ETF’s transaction costs, including brokerage commissions, and result in a greater number of taxable transactions.

It is expected that, if Columbia executes brokerage transactions for an ETF, securities ordinarily will be purchased for the ETF in the primary markets, and that in assessing the best net price and execution available, Columbia shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions involving securities of small and emerging growth companies may involve specialized services on the part of the broker or dealer and therefore entail higher commissions or spreads than transactions involving more widely traded securities.

To the extent that accounts managed by Columbia are simultaneously engaged in the purchase of the same security as an ETF, then, as authorized by the Board, available securities may be allocated to the ETF and other client accounts and may be averaged as to price in a manner determined by Columbia to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by an ETF. In some cases, this system might adversely affect the price paid by an ETF (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an ETF (for example, in the case of a small issue).]

During the fiscal year ended October 31, 2011, each of Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund, and Columbia Core Bond Strategy Fund paid brokerage commissions in the amounts of $[    ], $[    ], $[    ], $[    ] and $[    ], respectively. During the fiscal year or period ended October 31, 2010, Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund, and Columbia Core Bond Strategy Fund paid brokerage commissions in the amounts of $4,027, $4,494, $804, $0 and $104, respectively. During the fiscal year or period ended October 31, 2009, Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, and Columbia Concentrated Large Cap Value Strategy Fund paid brokerage commissions in the amounts of $188, $42 and $485, respectively.

[During the fiscal year ended October 31, 2011, each of Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Concentrated Large Cap Value Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund, and Columbia Core Bond Strategy Fund paid brokerage commissions in the amounts of $[    ], $[    ], $[    ], $[    ] and $[    ], respectively, to affiliates of the Manager, which represented

$[    ], $[    ], $[    ], $[    ] and $[    ], respectively, of overall commissions paid by such ETFs and $[    ], $[    ], $[    ], $[    ] and $[    ], respectively, of the total dollar amount of transactions involving the payment of commissions effected through such affiliated broker. Prior to the fiscal year ended October 31, 2011, the ETFs did not have any affiliated brokers that were used to effect transactions for the ETFs.]

During the fiscal year ended October 31, 2011, [            ] and [            ] acquired securities of its following “regular” brokers or dealers (as defined in Rule 10b-l under the 1940 Act): [            ] and [            ]. As of October 31, 2011, the [    ]’s aggregate holding of its regular brokers or dealers or their parents were:

[                     Fund]

Name of Issuer	Type of Security	Value (000)
[ ]	Equity	[	]

[                     Fund]

Name of Issuer	Type of Security	Value (000)
[ ]	Equity	[	]

For Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, and Columbia Concentrated Large Cap Value Strategy Fund, during the fiscal year ended October 31, 2010, $[            ], $[            ] and $[            ], respectively, in transactions were directed to brokers in part because of research services provided and the ETFs paid $[    ], $[    ] and $[    ], respectively, in commissions on such transactions. [Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund had no such transactions.]

THE DISTRIBUTOR

The Distributor is located at [1290 Broadway, Suite 1100, Denver, CO 80203]. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in this SAI. The Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the ETFs.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (the “12b-1 Plan”). In accordance with the 12b-1 Plan, an ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution and/or service-related activities. In addition, if the payment of management fees by an ETF is deemed to be indirect financing by the ETF of the distribution of its shares, such payment is authorized by the 12b-1 Plan. The 12b-1 Plan specifically recognizes that the Manager and other persons may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Manager and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of an ETF.

The 12b-1 Plan was adopted in order to permit the implementation of the ETFs’ method of distribution and to compensate servicing agents. No fees are currently paid by an ETF under its 12b-1 Plan, however; and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in an ETF.

Under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETFs’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETFs. A different independent registered public accounting firm audited the annual financial statements of the ETFs for their fiscal years and periods through 2010.

Legal Counsel

K&L Gates LLP, located at 1601 K Street NW, Washington, DC 20006, serves as legal counsel to the ETFs.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on December 7, 2007 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. The Trust was renamed Columbia ETF Trust as of May 20, 2011. Currently, the Trust consists of eight actively managed series, although three series have not been opened for investment. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding of all ETFs may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular ETF, only Shares of that ETF may be entitled to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of an ETF may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of an ETF.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of an ETF’s property for all loss and expense of an ETF’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which an ETF itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If an ETF does not grow to a size to permit it to be economically viable, the ETF may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

DTC acts as securities depositary for Shares. Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Certificates generally will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, and FINRA. Access to the DTC system is also available to “Indirect Participants” such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly. DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such beneficial owner holds its interests, to exercise any rights as a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners (acting through such DTC Participants) to take such action and would otherwise act upon the instructions of beneficial owners owning through them.

Conveyance of all notices, statements and other communications to beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or the nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or the nominee. Payments by DTC Participants to Indirect Participants and beneficial owners of Shares (held through DTC Participants) are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

TRANSACTIONS IN CREATION UNITS

Each ETF sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. No ETF will issue fractional Creation Units.

To purchase or redeem any Creation Units from an ETF, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the ETF’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of an ETF is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or a Cash Component that includes an all cash payment (“Cash Value”). For the Fixed Income ETFs, a Fund Deposit consisting of cash, including Cash Value, may be subject to a variable charge, as explained below.

In addition to the In-Kind Creation Basket, a purchaser will typically pay to an ETF a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the ETF. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the ETF pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

BNY Mellon, in a portfolio composition file sent via the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each ETF (based on information about the ETF’s portfolio at the end of the previous Business Day). BNY Mellon, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day.

The In-Kind Creation Basket is applicable for purchases of Creation Units of the ETFs until such time as the next-announced In-Kind Creation Basket is made available. Each ETF reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by Columbia are implemented for the ETF’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the ETF, and the ETF’s determination shall be final and binding.

Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at the ETF’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Order Cut-Off Time for creation and redemption orders for the ETFs is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets, and 2:00 p.m. Eastern time for Cash Value transactions. Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the ETF’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security. Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal. Persons placing or effectuating custom orders and/or orders involving Cash Value should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the third Business Day following the Transmittal Date for securities.

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system. Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve Bank wire transfer system. All in-kind orders for the Columbia Core Bond Strategy Fund will be made outside the Clearing Process and certain orders for the other ETFs may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account [by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”)] of the [Business Day immediately following the Transmittal Date / Settlement Date]. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian [no later than 12:00 p.m., Eastern time, on the Settlement Date]. The delivery of (corporate) securities through DTC must occur [by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date / Settlement Date]. The delivery of (government) securities through the Federal Reserve System must occur by [3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date / Settlement Date].

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the ETF for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% of the daily marked to market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the ETF for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of an ETF if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the ETF; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Manager have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Manager make it practically impossible to process creation orders. Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Manager, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Transaction Fees – Equity ETFs

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee. The “Creation Transaction Fee” and “Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day. A charge of up to four (4) times the fixed fee may be imposed as part of the Transaction Fee for (i) transactions outside the Clearing Process and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust. The Manager, subject to the approval of the Board, may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation and Redemption Baskets, respectively, to and from the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

The Standard Creation/Redemption Transaction Fee for each of the Equity ETFs is $500 and the Maximum Creation/Redemption Transaction Fee for each of the Equity ETFs is $2,000.

Transaction Fees – Fixed Income ETFs

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

ETF	Standard Transaction Fee		Variable Charge
Columbia Intermediate Municipal Bond Strategy Fund	$500	*	Up to [3.0%]
Columbia Core Bond Strategy Fund	$500		Up to [3.0%]

*	The Transaction Fee may be higher for transactions outside the Clearing Process.

Columbia Intermediate Municipal Bond Strategy Fund. The Standard Transaction Fee (of $500) applies to in-kind purchases of the ETF effected through the Clearing Process on any business day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A higher Transaction Fee may apply to creation and redemption transactions that occur outside the Clearing Process, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). In each instance the Transaction Fee will be determined without regard to whether the in-kind securities tendered (or received) consist of those in the In-Kind Creation (or Redemption) Basket. Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to [3.0%] of its value in addition to the standard Transaction Fee. With cash received from the variable charge, the Manager will purchase the necessary securities for the ETF’s portfolio and return any unused portion thereof to the investor.

Grail McDonnell Taxable Bond ETF. The standard Transaction Fee (of $500) applies to in-kind purchases of the ETF effected through or “outside” the Clearing Process on any business day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to [3.0%] of the Cash Value in addition to the standard Transaction Fee. With cash received from the variable charge, the Manager will purchase the necessary securities for the ETF’s portfolio and return any unused portion thereof to the investor.

The Manager, subject to the approval of the Board, may adjust the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

Redeeming Creation Units

Fund Redemptions. ETF Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by an ETF through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment, or Cash Value, in all instances equal to the value of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the ETF pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the ETF.

If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted on NSCC may be assumed to be the In-Kind Redemption Basket, too. BNY Mellon, in a portfolio composition file sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction). The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day. An ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

In lieu of In-Kind Redemption Basket and Balancing Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Fixed Income ETFs will be subject to a variable charge, as explained above. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through an Authorized Participant. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. All in-kind orders for the Columbia Core Bond Strategy Fund and certain orders for the Columbia Intermediate Municipal Bond Strategy Fund will be made outside the Clearing Process.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the ETF as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of ETF Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

In the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to the Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares, which the Manager may change from time to time.

The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the relevant ETF, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such Shares and the value of the collateral.

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the ETF are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the relevant ETF are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the ETF Shares of the relevant ETF are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem such ETF Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that an ETF may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its ETF Shares based on the NAV of Shares of the relevant ETF next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described above).

An ETF may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of ETF Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and the ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the ETF Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. An ETF’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

[The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each ETF is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Such qualification generally relieves each ETF of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, an ETF does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the ETF would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such ETF’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates through 2012 for non-corporate shareholders and for the dividends received deduction available in some circumstances to corporate shareholders. Moreover, if an ETF were to fail to make sufficient distributions in a year, the ETF would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the ETF could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to at least 98% of their ordinary taxable income and 98.2% of their capital gain net income (excess of capital gains over capital losses), if any. Each ETF intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Any market discount recognized by the ETFs on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the ETF to include the market discount in income as it accrues, gain on the ETF’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the ETF on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the ETF and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain. Such transactions and investments may cause the ETF to recognize taxable income prior to the receipt of cash, thereby requiring the ETF to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which the ETF invests, the ETF may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the ETF fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the ETF which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Distributions from an ETF’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of the ETFs through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

If at the end of each quarter of the taxable year of an ETF, 50% or more of the assets, by value, of the ETF are state, municipal and other bonds that pay interest that is exempt from federal income tax, the ETF may designate a portion of its dividends as exempt-interest dividends. The Columbia Intermediate Municipal Bond Strategy Fund expects to be eligible to make such designations with respect to a substantial amount of the income it receives. The portion of the dividends that are designated as being exempt-interest dividends generally will be exempt from federal income tax and may be exempt from state and local taxation. Depending on a shareholder’s state of residence, exempt-interest dividends paid by the ETF from interest earned on municipal securities of that state, or its political subdivision, may be exempt in the hands of such shareholder from income tax in that state and its localities. However, income from municipal securities of states other than the shareholder’s state of residence generally will not qualify for this treatment.

A shareholder may lose the ability to treat dividends paid by the Columbia Intermediate Municipal Bond Strategy Fund as exempt-interest dividends while those shares are subject to securities lending or similar arrangements. In addition, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Columbia Intermediate Municipal Bond Strategy Fund will not be deductible for U.S. federal income tax purposes.

If a shareholder receives exempt-interest dividends with respect to any share of the Columbia Intermediate Municipal Bond Strategy Fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the IRS may require a shareholder in the ETF that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the ETF that unexpectedly represents income derived from certain revenue or private activity bonds held by the ETF may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof.

If, for any calendar year, the total distributions made exceed an ETF’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of an ETF may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2013. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2013. Each ETF will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction.

Dividends and interest received, and gains realized, by an ETF on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The ETF will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the ETF when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.” Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

As a result of tax requirements, the Trust on behalf of each ETF has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the ETF and if, pursuant to section 351 of the Code, the ETF would have a basis in the transferred securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Except as described below, dividends paid by an ETF to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss, or, through December 31, 2011, “interest-related dividends” and “short-term capital gain” dividends, or upon such a shareholder’s sale or other disposition of Shares. Properly designated exempt interest dividends paid by the Columbia Intermediate Municipal Bond Strategy Fund to non-U.S. Shareholders will also generally not be subject to United States federal withholding tax.

Income and Gains from Investments in REITs. Dividends an ETF receives from REITs are “qualified dividend income” (as described in the Prospectus) only in limited circumstances.

An ETF may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and regulated investment companies that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, in 2006 the Treasury Department and the Internal Revenue Service (“IRS”) issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A regulated investment company with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a regulated investment company is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a regulated investment company with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other regulated investment company must do so by taking into account only excess inclusion income allocated to the regulated investment company from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. An ETF will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

After calendar year-end, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in an ETF’s also having to re-categorize some of the distributions it made to its shareholders. These changes would be reflected in your annual IRS Form 1099, together with other tax information. Those forms generally will be distributed to you in February of each year, although an ETF may, in one or more years, request from the IRS an extension of time to distribute those forms until mid-March to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to you on a single form (rather than having to send you an amended form).

The foregoing discussion is based on federal tax law and regulations that are in effect on the date of this SAI; such law and regulations may be changed by legislative or administrative action, possibly retroactively. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.]

FINANCIAL STATEMENTS

The Financial Statements for the ETFs for the fiscal year ended October 31, 2011 are incorporated by reference to the Annual Report to Shareholders of the ETFs for the period ended October 31, 2011, and have been incorporated herein in reliance upon such reports and on the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing. A different independent registered public accounting firm audited the annual financial statements of the ETFs for their fiscal years and periods through 2010.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company / RiverSource mutual funds (many of which have been re-branded to Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (“Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Board of Directors/Trustees of the Columbia RiverSource mutual funds.

On November 7, 2008, Columbia, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (“Seligman”). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”). In September 2005, the

New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as Columbia Management Investment Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the ETFs are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased redemptions, reduced sale of ETF shares or other adverse consequences to the ETFs. Further, although we believe proceedings are not likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Appendix A

Proxy Voting Policies and Procedures for the Trust

COLUMBIA ETF TRUST

Proxy Voting Policy

Set forth on the following pages are guidelines adopted and used by the exchange traded fund(s) (“ETF(s)”) listed on the cover page of the Statement of Additional Information to which these Guidelines are appended. These ETFs are governed by the same Board of Trustees (the “Board”, “We”, “Us” or “Our”) and guide the Board in voting proxies on behalf of the ETFs (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Board may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

DIRECTORS, BOARDS, COMMITTEES

Elect Directors

In a routine election of directors, the Board generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Board generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Board will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Board will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Board will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Board uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Board generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Board generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Removal of Directors

The Board generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Board will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Board generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Board generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Board generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Board generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Board generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

GENERAL CORPORATE GOVERNANCE

Right to Call a Special Meeting

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Board will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Board will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Board generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Board generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Board generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Board will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Board generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Board supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Board generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Board will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Board will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Board generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

COMPENSATION

Approve or Amend Omnibus Equity Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Board generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Board generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Board will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Board generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Board generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Board generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Board will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Board generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Board generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Board will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

BUSINESS ENTITY AND CAPITALIZATION

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Board will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Board will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Board also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Board generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Board generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Board generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Board generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Board will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Board will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Board generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Board generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Recapitalization

The Board generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Board generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Board will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Board will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Board will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Board will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Board will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Board generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

DEFENSE MECHANISMS

Shareholder Rights’ Plan (Poison Pill)

The Board will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Board generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Board generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Board generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Board generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

AUDITORS

Ratify or Appoint Auditors

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Board will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Board will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

SOCIAL AND ENVIRONMENTAL

Disclose Social Agenda

The Board generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Board generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Board generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Board generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Board generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Pay Equity

The Board will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

FOREIGN ISSUES

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Board generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Board generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Board generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Board generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Board generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Board generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Board generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Board generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Board generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Board generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Board generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Board generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Board generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Board generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Board generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Board generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Board generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Board generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Board generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Board generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Board generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Board generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Board generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Board generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Board generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Board generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Board generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Board generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Board generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Board will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Board generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Board generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Board generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

Appendix B

Description Of Securities Ratings

A.	Long-Term Ratings

1.	Moody’s Investors Service — Long-Term Corporate Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note	Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

• Nature of and provisions of the obligation;

•      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.

Fitch — International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB	Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

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• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

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• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

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• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

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Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

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Issuers will be rated ‘D’ upon a default. defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note	The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa	An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a	An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba	An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term. programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note	The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1) Certificate of Trust dated December 7, 2007 is incorporated by reference from Registrant’s initial registration statement filed on December 14, 2007

(2) Certificate of Amendment to Certificate of Trust dated March 25, 2008 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3) Certificate of Amendment to Certificate of Trust dated January 12, 2009 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4) Trust Instrument is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(5) Amendment to Trust Instrument*

(b)	Amended and Restated By-laws of Registrant*

(c)	Not applicable

(d)	(1) Form of Investment Management Services Agreement between Registrant and Columbia Management Investment Advisers, LLC with respect to the Columbia Concentrated Large Cap Value Strategy Fund, Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund*

(e)	(1) Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2) Form of Amendment No. 1 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 3 to Registrant’s registration statement filed on October 5, 2009.

(3) Form of Amendment No. 2 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(4) Form of Amendment No. 3 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 12 to Registrant’s registration statement filed on August 31, 2010

(5) Form of Amendment No. 4 to Distribution Agreement between Registrant and ALPS Distributors, Inc.*

(f)	Not applicable

(g)	(1) Form of Custody Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2) Form of Amended and Restated Schedule II to the Custody Agreement adding Columbia Growth Equity Strategy Fund and Columbia Large-Cap Growth Equity Strategy Fund (formerly RP Growth ETF and RP Focused Large Cap Growth ETF) is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(3) Form of Amended and Restated Schedule II to the Custody Agreement adding Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund (formerly Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF) is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(4) Form of Amended and Restated Schedule II to the Custody Agreement adding Grail Western Asset Ultra Short Duration ETF is incorporated by reference from Post-Effective Amendment No. 12 to Registrant’s registration statement filed on August 31, 2010

(5) Form of Amended and Restated Schedule II to the Custody Agreement updating new ETF names*

(h)	(1) Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2) Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3) Fee Schedule for Custody, Accounting, Administration and Transfer Agency Agreements is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4) Form of Participant Agreement is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(5) Form of Amendment to Fund Administration and Accounting Agreement adding Columbia Growth Equity Strategy Fund and Columbia Large-Cap Growth Equity Strategy Fund (formerly RP Growth ETF and RP Focused Large Cap Growth ETF) is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(6) Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Columbia Growth Equity Strategy Fund and Columbia Large-Cap Growth Equity Strategy Fund (formerly RP Growth ETF and RP Focused Large Cap Growth ETF) is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(7) Form of Amendment to Fund Administration and Accounting Agreement adding Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund (formerly Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF) is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(8) Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund (formerly Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF) is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(9) Form of Participant Agreement for fixed income ETFs is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(10) Form of Amendment to Fund Administration and Accounting Agreement adding Grail Western Asset Ultra Short Duration ETF is incorporated by reference from Post-Effective Amendment No. 12 to Registrant’s registration statement filed on August 31, 2010

(11) Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail Western Asset Ultra Short Duration ETF is incorporated by reference from Post-Effective Amendment No. 12 to Registrant’s registration statement filed on August 31, 2010

(12) Form of Amendment to Fund Administration and Accounting Agreement updating new ETF names*

(13) Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement updating new ETF names*

(14) Expense Limitation Agreement for Columbia Concentrated Large Cap Value Strategy Fund, Columbia Growth Equity Strategy Fund, Columbia Large-Cap Growth Equity Strategy Fund, Columbia Intermediate Municipal Bond Strategy Fund and Columbia Core Bond Strategy Fund*

(i)	Opinion and consent of K&L Gates LLP*

(j)	Consent of Independent Registered Public Accounting Firms*

(k)	Not applicable

(l)	Form of Initial Capital Agreement is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(m)	Form of Distribution and Service Plan is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(n)	Not applicable

(o)	Not applicable

(p)	(1) Amended Code of Ethics of Registrant*

(2) Code of Ethics of Columbia Management Investment Advisers, LLC*

(3) Code of Ethics of Distributor LLC*

*	To be filed by amendment

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

Article IX of the Registrant’s Trust Instrument provides for indemnification of certain persons acting on behalf of the Registrant. Article IX, Section 2 provides as follows:

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

The Trustees may also be entitled to indemnification by contract. Indemnification of the Registrant’s administrator, custodian, transfer agent and distributor may be provided for in, respectively, the Registrant’s Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon, Custody Agreement between Registrant and The Bank of New York Mellon, Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon and Distribution Agreement between Registrant and ALPS Distributors, Inc.

Item 31. Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (the Investment Manager), the Registrant’s investment adviser, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

The Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of the Investment Manager and certain of its officers is set forth in the Prospectuses and Statements of Additional Information of the Registrant’s portfolios and is incorporated herein by reference. Information about the business of the Investment Manager and the directors and principal executive officers of the Investment Manager is also included in the Form ADV filed by the Investment Manager with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with the Investment Manager, certain directors and officers of the Investment Manager also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of the Investment Manager held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth

Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Manager; (c) Principal Underwriter; (d) Administrator/ Fund Accountant/ Transfer Agent and (e) Custodian. The address of each is as follows:

(a)	Registrant

225 Franklin Street

Boston, MA 02110

(b)	Investment Manager

Columbia Management Investment Advisers, LLC,

225 Franklin Street

Boston, MA 02110

(c)	Principal Underwriter

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(d)(e)	Administrator/Fund Accountant/Transfer Agent/Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and State of Massachusetts, on the 29th day of December 2011.

Columbia ETF Trust

By:	/s/ J. KEVIN CONNAUGHTON
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ J. KEVIN CONNAUGHTON J. Kevin Connaughton	President (Principal Executive Officer)	December 29, 2011

/s/ MICHAEL G. CLARKE Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	December 29, 2011

/s/ STEPHEN R. LEWIS, JR.* Stephen R. Lewis, Jr.	Chair of the Board	December 29, 2011

/s/ KATHLEEN A. BLATZ* Kathleen A. Blatz	Trustee	December 29, 2011

/s/ PAMELA G. CARLTON* Pamela G. Carlton	Trustee	December 29, 2011

/s/ PATRICIA M. FLYNN* Patricia M. Flynn	Trustee	December 29, 2011

/s/ JOHN F. MAHER* John F. Maher	Trustee	December 29, 2011

/s/ CATHERINE JAMES PAGLIA* Catherine James Paglia	Trustee	December 29, 2011

/s/ LEROY C. RICHIE* Leroy C. Richie	Trustee	December 29, 2011

/s/ ALISON TAUNTON-RIGBY* Alison Taunton-Rigby	Trustee	December 29, 2011

/s/ WILLIAM F. TRUSCOTT* William F. Truscott	Trustee	December 29, 2011

* By:	/S/ JOSEPH L. D’ALESSANDRO
Pursuant to Power of Attorney

Index to Exhibits